Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.90%
U.S. Treasury Inflation — Indexed Notes-99.90%(a)
1.13%, 01/15/2021	$575,486	$581,213
0.13%, 04/15/2021	650,162	654,385
0.63%, 07/15/2021	544,906	554,690
0.13%, 01/15/2022	625,311	636,244
0.13%, 04/15/2022	626,764	638,923
0.13%, 07/15/2022	610,987	627,988
0.13%, 01/15/2023	609,268	628,153
0.63%, 04/15/2023	650,299	681,163
0.38%, 07/15/2023	603,754	634,185
0.63%, 01/15/2024	602,164	640,235
0.50%, 04/15/2024	438,155	465,376
0.13%, 07/15/2024	591,730	625,675
0.13%, 10/15/2024	469,685	498,292
0.25% - 2.38%, 01/15/2025	1,103,007	1,225,633
0.13%, 04/15/2025	471,494	502,087
0.38%, 07/15/2025	593,568	643,923
Total U.S. Treasury Securities (Cost $9,902,523)		10,238,165
	Shares	Value
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(b)(c) (Cost $19,932)	19,932	$19,932
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $9,922,455)		10,258,097
OTHER ASSETS LESS LIABILITIES-(0.09)%		(9,383)
NET ASSETS-100.00%		$10,248,714
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$8,860	$820,630	$(809,558)	$-	$-	$19,932	$134
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	232,343	(232,343)	-	-	-	115
Invesco Liquid Assets Portfolio, Institutional Class	-	77,330	(77,322)	-	(8)	-	44
Total	$8,860	$1,130,303	$(1,119,223)	$-	$(8)	$19,932	$293

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Australia-7.54%
Adbri Ltd.	70	$111
Afterpay Ltd.(a)	32	1,573
AGL Energy Ltd.	96	1,144
ALS Ltd.	74	451
Altium Ltd.	17	400
Alumina Ltd.	384	419
AMP Ltd.(a)	527	554
Ampol Ltd.	38	716
Ansell Ltd.	20	551
APA Group	181	1,428
Aristocrat Leisure Ltd.	98	1,840
ASX Ltd.	30	1,778
Atlas Arteria Ltd.	145	686
Aurizon Holdings Ltd.	282	900
AusNet Services	280	357
Australia & New Zealand Banking Group Ltd.	435	5,603
Bank of Queensland Ltd.(b)	70	299
Beach Energy Ltd.	271	275
Bendigo & Adelaide Bank Ltd.	81	400
BHP Group Ltd.	452	11,913
BHP Group PLC	319	6,929
BlueScope Steel Ltd.	77	618
Boral Ltd.	187	481
Brambles Ltd.	233	1,801
Challenger Ltd.	88	274
Charter Hall Group	71	536
CIMIC Group Ltd.	15	231
Cleanaway Waste Management Ltd.	208	312
Coca-Cola Amatil Ltd.	78	458
Cochlear Ltd.	10	1,364
Coles Group Ltd.	195	2,541
Commonwealth Bank of Australia	272	13,889
Computershare Ltd.	74	713
Crown Resorts Ltd.	54	347
CSL Ltd.	70	13,559
CSR Ltd.	74	185
Dexus	168	1,025
Domain Holdings Australia Ltd.	35	83
Domino’s Pizza Enterprises Ltd.	9	477
Downer EDI Ltd.	91	268
Downer EDI Ltd., Rts., expiring August 31, 2020(a)(c)	16	4
Evolution Mining Ltd.	162	685
Flight Centre Travel Group Ltd.	22	167
Fortescue Metals Group Ltd.	244	3,046
Glencore PLC(a)	1,655	3,794
Goodman Group	275	3,339
GPT Group (The)	299	832
Harvey Norman Holdings Ltd.	91	243
IDP Education Ltd.	21	200
Iluka Resources Ltd.	64	415
Incitec Pivot Ltd.	293	388
Insurance Australia Group Ltd.	355	1,296
IOOF Holdings Ltd.	53	173
JB Hi-Fi Ltd.	17	557
Lendlease Corp. Ltd.	101	822
Macquarie Group Ltd.	49	4,339
Magellan Financial Group Ltd.	21	921
Medibank Pvt Ltd.	423	855
Metcash Ltd.	156	303
Mirvac Group	603	904
National Australia Bank Ltd.	491	6,218
	Shares	Value
Australia-(continued)
Newcrest Mining Ltd.	124	$3,128
Northern Star Resources Ltd.	110	1,220
Nufarm Ltd.(a)	49	141
Oil Search Ltd.	318	666
Orica Ltd.	62	769
Origin Energy Ltd.	270	1,040
Orora Ltd.	148	244
OZ Minerals Ltd.	49	479
Perpetual Ltd.	7	152
Platinum Asset Management Ltd.(b)	46	123
Qantas Airways Ltd.	89	206
QBE Insurance Group Ltd.	223	1,585
Qube Holdings Ltd.	223	437
Ramsay Health Care Ltd.(b)	26	1,156
REA Group Ltd.	8	622
Rio Tinto Ltd.	57	4,170
Rio Tinto PLC	167	10,116
Santos Ltd.	272	1,028
Scentre Group	796	1,165
SEEK Ltd.	53	824
Seven Group Holdings Ltd.(b)	20	244
Shopping Centres Australasia Property Group	162	251
Sonic Healthcare Ltd.	73	1,681
South32 Ltd.	744	1,099
Star Entertainment Group Ltd. (The)	127	232
Stockland	366	837
Suncorp Group Ltd.	193	1,183
Sydney Airport	170	638
Tabcorp Holdings Ltd.	292	745
Telstra Corp. Ltd.	639	1,535
TPG Telecom Ltd.(a)	56	323
Transurban Group	420	4,160
Treasury Wine Estates Ltd.	111	860
Tuas Ltd.(a)	28	14
Vicinity Centres	576	539
Vocus Group Ltd.(a)	91	189
Washington H Soul Pattinson & Co. Ltd.	14	196
Wesfarmers Ltd.	174	5,809
Westpac Banking Corp.	554	6,790
Whitehaven Coal Ltd.	132	131
WiseTech Global Ltd.	13	193
Woodside Petroleum Ltd.	146	2,095
Woolworths Group Ltd.	194	5,381
Worley Ltd.	49	288
		171,674
Austria-0.16%
ANDRITZ AG	11	371
Erste Group Bank AG(a)	44	983
OMV AG(a)	22	695
Raiffeisen Bank International AG	20	344
Telekom Austria AG(a)	21	158
Verbund AG	10	527
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	6	133
voestalpine AG(b)	18	399
		3,610
Belgium-0.90%
Ackermans & van Haaren N.V.(a)	3	387
Ageas	28	1,055
Anheuser-Busch InBev S.A./N.V.	127	6,926
Colruyt S.A.	8	469
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Belgium-(continued)
Elia Group S.A./N.V.	5	$545
Galapagos N.V.(a)	7	1,304
Groupe Bruxelles Lambert S.A.	16	1,395
KBC Group N.V.(b)	42	2,400
Proximus SADP	21	435
Sofina S.A.	2	563
Solvay S.A., Class A	11	859
Telenet Group Holding N.V.	7	273
UCB S.A.	18	2,317
Umicore S.A.	31	1,464
		20,392
Cambodia-0.01%
NagaCorp Ltd.	230	245
Chile-0.03%
Antofagasta PLC	53	715
China-0.58%
AAC Technologies Holdings, Inc.	110	876
BOC Hong Kong Holdings Ltd.	569	1,586
Budweiser Brewing Co. APAC Ltd.(d)	181	656
China Mengniu Dairy Co. Ltd.(a)	424	1,989
China Travel International Investment Hong Kong Ltd.(b)	398	59
ESR Cayman Ltd.(a)(d)	200	493
FIH Mobile Ltd.(a)	455	50
Kerry Logistics Network Ltd.	87	142
Lenovo Group Ltd.	1,138	686
Minth Group Ltd.	109	325
MMG Ltd.(a)	351	92
Nexteer Automotive Group Ltd.	129	82
Semiconductor Manufacturing International Corp.(a)	444	1,710
Shougang Fushan Resources Group Ltd.	567	129
Shui On Land Ltd.	546	81
SITC International Holdings Co. Ltd.	181	181
Sun Art Retail Group Ltd.	348	483
Tingyi Cayman Islands Holding Corp.	295	550
Towngas China Co. Ltd.(a)	162	78
Uni-President China Holdings Ltd.	182	197
Want Want China Holdings Ltd.	874	646
Wilmar International Ltd.	308	1,038
Xinyi Glass Holdings Ltd.	317	465
Xinyi Solar Holdings Ltd.	495	542
		13,136
Denmark-2.21%
Ambu A/S, Class B	26	908
AP Moller - Maersk A/S, Class A	1	1,188
AP Moller - Maersk A/S, Class B	1	1,282
Carlsberg A/S, Class B	15	2,210
Chr. Hansen Holding A/S	16	1,821
Coloplast A/S, Class B	20	3,417
Danske Bank A/S(a)	101	1,629
Demant A/S(a)	16	496
DSV Panalpina A/S	30	4,130
Genmab A/S(a)	9	3,085
GN Store Nord A/S	20	1,224
H Lundbeck A/S	9	329
ISS A/S(a)	28	432
Novo Nordisk A/S, Class B	248	16,415
Novozymes A/S, Class B	31	1,857
Orsted A/S(d)	29	4,148
Pandora A/S	15	953
	Shares	Value
Denmark-(continued)
Rockwool International A/S, Class B	1	$326
Tryg A/S	19	561
Vestas Wind Systems A/S	30	3,867
		50,278
Finland-1.25%
Elisa OYJ	22	1,313
Fortum OYJ	66	1,344
Huhtamaki OYJ(a)	14	626
Kesko OYJ, Class B	41	877
Kone OYJ, Class B	60	4,771
Metso Outotec OYJ	68	442
Neles OYJ	16	232
Neste OYJ	64	2,942
Nokia OYJ	861	4,134
Nokian Renkaat OYJ	21	506
Nordea Bank Abp(a)	495	3,843
Orion OYJ, Class B	16	700
Sampo OYJ, Class A	78	2,829
Stora Enso OYJ, Class R	88	1,109
UPM-Kymmene OYJ	82	2,194
Wartsila OYJ Abp	75	628
		28,490
France-9.39%
Accor S.A.(a)(b)	29	728
Adevinta ASA, Class B(a)	35	566
Aeroports de Paris(b)	4	378
Air France-KLM(a)(b)	30	124
Air Liquide S.A.	71	11,720
Airbus SE(a)	85	6,233
ALD S.A.(d)	12	120
Alstom S.A.(a)	29	1,620
Amundi S.A.(a)(d)	9	684
Arkema S.A.	10	1,036
Atos SE(a)	14	1,199
AXA S.A.(b)	295	5,883
BioMerieux	7	1,138
BNP Paribas S.A.(a)	166	6,697
Bollore S.A.	151	505
Bouygues S.A.(a)	33	1,171
Bureau Veritas S.A.(a)	42	920
Capgemini SE	24	3,108
Carrefour S.A.	88	1,405
Casino Guichard Perrachon S.A.(a)(b)	8	223
Cie de Saint-Gobain(a)	74	2,727
Cie Generale des Etablissements Michelin S.C.A.	27	2,820
Cie Plastic Omnium S.A.	9	182
CNP Assurances(a)	23	277
Covivio	7	507
Credit Agricole S.A.(a)	177	1,701
Danone S.A.	92	6,151
Dassault Systemes SE	20	3,644
Edenred	37	1,843
Eiffage S.A.(a)	12	1,050
Electricite de France S.A.	79	799
Elis S.A.(a)	34	415
ENGIE S.A.(a)	254	3,391
EssilorLuxottica S.A.(a)	45	5,970
Eurazeo SE(a)	7	366
Eutelsat Communications S.A.	28	284
Faurecia SE(a)	11	428
Gecina S.A.	8	1,036

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
France-(continued)
Getlink SE(a)	70	$1,054
Hermes International	5	4,057
ICADE	5	331
Iliad S.A.(b)	2	394
Imerys S.A.	6	221
Ingenico Group S.A.(a)	10	1,610
Ipsen S.A.	5	483
JCDecaux S.A.(a)	11	186
Kering S.A.	11	6,266
Klepierre S.A.	29	500
La Francaise des Jeux SAEM(d)	13	474
Legrand S.A.	41	3,175
L’Oreal S.A.	37	12,382
LVMH Moet Hennessy Louis Vuitton SE	38	16,480
Natixis S.A.(a)	129	313
Orange S.A.	293	3,434
Orpea(a)	8	1,024
Pernod Ricard S.A.	32	5,525
Peugeot S.A.(a)	84	1,355
Publicis Groupe S.A.	33	1,063
Remy Cointreau S.A.(b)	4	643
Renault S.A.(a)	28	664
Rexel S.A.(a)	46	543
Rubis S.C.A.	14	662
Safran S.A.(a)	49	5,182
Sanofi	167	17,487
Sartorius Stedim Biotech	4	1,249
Schneider Electric SE	81	9,410
SCOR SE(a)	24	619
SEB S.A.	4	663
Societe Generale S.A.(a)	119	1,827
Sodexo S.A.	13	896
Suez S.A.	57	754
Teleperformance	9	2,632
Thales S.A.	15	1,088
TOTAL S.A.	364	13,472
Ubisoft Entertainment S.A.(a)	14	1,172
Unibail-Rodamco-Westfield(b)	21	1,106
Valeo S.A.	37	951
Veolia Environnement S.A.	77	1,758
Vinci S.A.	71	6,112
Vivendi S.A.	123	3,258
Wendel SE	4	375
Worldline S.A.(a)(d)	22	1,892
		213,791
Germany-8.77%
1&1 Drillisch AG	7	186
adidas AG(a)	30	8,298
Allianz SE	64	13,336
Aroundtown S.A.(a)	185	1,117
BASF SE	140	7,749
Bayer AG	151	10,042
Bayerische Motoren Werke AG	49	3,169
Bayerische Motoren Werke AG, Preference Shares	9	464
Bechtle AG	4	780
Beiersdorf AG	15	1,794
Brenntag AG	24	1,479
Carl Zeiss Meditec AG, BR(a)	6	629
Commerzbank AG(a)(b)	160	823
Continental AG	17	1,660
Covestro AG(d)	26	1,010
CTS Eventim AG & Co. KGaA(a)	9	357
	Shares	Value
Germany-(continued)
Daimler AG	124	$5,484
Delivery Hero SE(a)(d)	22	2,543
Deutsche Bank AG(a)	314	2,819
Deutsche Boerse AG	28	5,119
Deutsche Lufthansa AG(a)(b)	37	327
Deutsche Post AG(a)	150	6,077
Deutsche Telekom AG	495	8,291
Deutsche Wohnen SE	55	2,680
DWS Group GmbH & Co. KGaA(d)	5	188
E.ON SE	332	3,901
Evonik Industries AG	29	784
Fielmann AG(a)	4	294
Fraport AG Frankfurt Airport Services Worldwide(a)	5	195
Fresenius Medical Care AG & Co. KGaA(a)	32	2,824
Fresenius SE & Co. KGaA(a)	62	3,099
Fuchs Petrolub SE	5	172
Fuchs Petrolub SE, Preference Shares	11	483
GEA Group AG	25	906
GRENKE AG(a)	4	303
Hannover Rueck SE	9	1,526
HeidelbergCement AG	23	1,284
Hella GmbH & Co. KGaA	7	306
Henkel AG & Co. KGaA	16	1,394
Henkel AG & Co. KGaA, Preference Shares	27	2,663
HOCHTIEF AG	3	245
HUGO BOSS AG	10	273
Infineon Technologies AG	200	4,997
KION Group AG	11	848
Knorr-Bremse AG	7	823
LANXESS AG(a)	13	676
LEG Immobilien AG(a)	11	1,538
Merck KGaA	20	2,555
METRO AG	26	238
MTU Aero Engines AG(a)	8	1,389
Muenchener Rueckversicherungs-Gesellschaft AG	21	5,582
Nemetschek SE	8	590
OSRAM Licht AG(a)	11	577
Porsche Automobil Holding SE, Preference Shares	24	1,365
ProSiebenSat.1 Media SE(a)	24	248
Puma SE(a)	13	1,012
Rational AG	1	598
Rheinmetall AG	7	664
Rocket Internet SE(a)(d)	8	172
RWE AG	88	3,328
SAP SE	172	27,210
Sartorius AG, Preference Shares	5	1,924
Scout24 AG(d)	16	1,390
Siemens AG	117	14,986
Siemens Healthineers AG(d)	20	1,040
Suedzucker AG	12	202
Symrise AG	19	2,383
Talanx AG	6	220
TeamViewer AG(a)(d)	19	1,028
Telefonica Deutschland Holding AG	102	280
thyssenkrupp AG(a)(b)	71	552
Traton SE(a)	8	152
TUI AG(b)	67	253
Uniper SE	17	590
United Internet AG	16	728
Varta AG(a)(b)	2	224
Volkswagen AG(a)	5	785
Volkswagen AG, Preference Shares(a)	28	4,139

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Germany-(continued)
Vonovia SE	83	$5,416
Wacker Chemie AG(a)	2	181
Zalando SE(a)(d)	25	1,810
		199,766
Hong Kong-2.70%
AIA Group Ltd.	1,859	16,803
ASM Pacific Technology Ltd.	47	528
Bank of East Asia Ltd. (The)	188	428
Brightoil Petroleum Holdings Ltd.(a)(c)	462	0
Cafe de Coral Holdings Ltd.	53	106
Cathay Pacific Airways Ltd.(b)	125	84
Champion REIT	309	164
Chow Tai Fook Jewellery Group Ltd.(b)	169	182
CK Asset Holdings Ltd.	413	2,294
CK Hutchison Holdings Ltd.	411	2,681
CK Infrastructure Holdings Ltd.	98	511
CLP Holdings Ltd.	253	2,396
Dah Sing Banking Group Ltd.	58	52
Dah Sing Financial Holdings Ltd.	23	63
Dairy Farm International Holdings Ltd.	47	201
Guotai Junan International Holdings Ltd.	369	52
Haitong International Securities Group Ltd.	355	96
Hang Lung Group Ltd.	138	334
Hang Lung Properties Ltd.	321	788
Hang Seng Bank Ltd.	110	1,730
Henderson Land Development Co. Ltd.	205	768
Hong Kong & China Gas Co. Ltd. (The)	1,588	2,278
Hong Kong Exchanges & Clearing Ltd.	194	9,267
Hongkong Land Holdings Ltd.	185	701
Huabao International Holdings Ltd.	141	160
Hutchison Port Holdings Trust, Class U	802	87
Hutchison Telecommunications Hong Kong Holdings Ltd.	204	33
Hysan Development Co. Ltd.	98	271
Jardine Matheson Holdings Ltd.	33	1,350
Jardine Strategic Holdings Ltd.	29	586
Johnson Electric Holdings Ltd.	54	99
Kerry Properties Ltd.	94	224
Lifestyle International Holdings Ltd.	71	58
Link REIT	318	2,468
Mapletree North Asia Commercial Trust(d)	318	198
Melco International Development Ltd.	126	238
MTR Corp. Ltd.	222	1,103
New World Development Co. Ltd.	218	1,063
NWS Holdings Ltd.	221	171
PCCW Ltd.	659	372
Power Assets Holdings Ltd.	207	1,152
Sa Sa International Holdings Ltd.	164	24
Shangri-La Asia Ltd.	175	126
Shun Tak Holdings Ltd.	293	105
Sino Land Co. Ltd.	470	569
Sun Hung Kai Properties Ltd.	218	2,669
Swire Pacific Ltd., Class A	80	396
Swire Pacific Ltd., Class B	146	129
Swire Properties Ltd.	167	386
Techtronic Industries Co. Ltd.	198	2,068
Television Broadcasts Ltd.	46	54
United Energy Group Ltd.	1,144	201
Vitasoy International Holdings Ltd.	120	456
VTech Holdings Ltd.	25	136
WH Group Ltd.(d)	1,328	1,181
Wharf Holdings Ltd. (The)	137	233
	Shares	Value
Hong Kong-(continued)
Wharf Real Estate Investment Co. Ltd.	156	$552
Yue Yuen Industrial Holdings Ltd.	114	181
		61,606
Indonesia-0.01%
First Pacific Co. Ltd.	369	77
Golden Agri-Resources Ltd.	1,011	116
		193
Ireland-0.61%
AIB Group PLC(a)	120	150
Bank of Ireland Group PLC(a)	141	292
CRH PLC	120	4,356
Flutter Entertainment PLC(a)	18	2,710
Glanbia PLC	30	364
Kerry Group PLC, Class A	24	3,179
Kingspan Group PLC	23	1,652
Smurfit Kappa Group PLC	37	1,234
		13,937
Israel-0.47%
Airport City Ltd.(a)	11	126
Alony Hetz Properties & Investments Ltd.	16	171
Amot Investments Ltd.	21	101
Azrieli Group Ltd.	6	287
Bank Hapoalim BM	167	994
Bank Leumi Le-Israel BM	222	1,112
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	313	313
Delek Group Ltd.(a)	1	22
Elbit Systems Ltd.	4	562
Fattal Holdings 1998 Ltd.(a)	1	40
First International Bank of Israel Ltd.	8	181
Gazit-Globe Ltd.	13	54
Harel Insurance Investments & Financial Services Ltd.(a)	17	111
ICL Group Ltd.	106	333
Israel Corp. Ltd. (The)(a)	1	86
Israel Discount Bank Ltd., Class A	179	544
Melisron Ltd.	3	112
Migdal Insurance & Financial Holdings Ltd.	49	30
Mivne Real Estate KD Ltd.(a)	103	200
Mizrahi Tefahot Bank Ltd.	20	413
Nice Ltd.(a)	10	2,035
Oil Refineries Ltd.	230	43
Paz Oil Co. Ltd.	2	158
Phoenix Holdings Ltd. (The)(a)	19	85
Shapir Engineering and Industry Ltd.(a)	17	126
Shikun & Binui Ltd.(a)	30	136
Shufersal Ltd.	17	120
Strauss Group Ltd.	6	170
Teva Pharmaceutical Industries Ltd.(a)	151	1,712
Tower Semiconductor Ltd.(a)	16	334
		10,711
Italy-2.07%
A2A S.p.A.	237	340
Amplifon S.p.A.(a)	19	650
Assicurazioni Generali S.p.A.	194	2,904
Atlantia S.p.A.(a)	75	1,193
Banca Mediolanum S.p.A.	39	290
Banco BPM S.p.A.(a)(b)	225	338
Buzzi Unicem S.p.A.	11	250
Buzzi Unicem S.p.A., RSP	6	77
Davide Campari-Milano N.V.	86	866

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Italy-(continued)
DiaSorin S.p.A.	3	$589
Enel S.p.A.	1,193	10,903
Eni S.p.A.	374	3,335
Ferrari N.V.	19	3,400
FinecoBank Banca Fineco S.p.A.(a)	93	1,350
Hera S.p.A.	118	457
Infrastrutture Wireless Italiane S.p.A.(d)	43	436
Intesa Sanpaolo S.p.A.(a)	2,135	4,310
Italgas S.p.A.	75	482
Leonardo S.p.A.	60	384
Mediaset S.p.A.(a)(b)	47	84
Mediobanca Banca di Credito Finanziario S.p.A.	118	946
Moncler S.p.A.(a)	29	1,118
Nexi S.p.A.(a)(d)	54	968
Pirelli & C S.p.A.(a)(d)	60	239
Poste Italiane S.p.A.(d)	70	642
PRADA S.p.A.(a)	81	313
Prysmian S.p.A.	37	946
Recordati Industria Chimica e Farmaceutica S.p.A.	15	802
Saipem S.p.A.	85	180
Salvatore Ferragamo S.p.A.(a)	10	135
Snam S.p.A.	335	1,783
Telecom Italia S.p.A.	1,633	658
Telecom Italia S.p.A., RSP	926	371
Terna Rete Elettrica Nazionale S.p.A.	213	1,588
UniCredit S.p.A.(a)	328	2,995
Unione di Banche Italiane S.p.A.(a)	145	613
UnipolSai Assicurazioni S.p.A.	76	196
		47,131
Japan-24.13%
77 Bank Ltd. (The)	11	147
ABC-Mart, Inc.	4	211
Acom Co. Ltd.	60	211
Advantest Corp.	31	1,671
Aeon Co. Ltd.	110	2,591
AEON Financial Service Co. Ltd.	18	135
Aeon Mall Co. Ltd.	19	226
AGC, Inc.	28	783
Aica Kogyo Co. Ltd.	8	258
Ain Holdings, Inc.	4	255
Air Water, Inc.	24	310
Aisin Seiki Co. Ltd.	28	800
Ajinomoto Co., Inc.	76	1,369
Alfresa Holdings Corp.	28	573
Alps Alpine Co. Ltd.	30	375
Amada Co. Ltd.	52	349
Amano Corp.	10	188
ANA Holdings, Inc.(a)(b)	18	370
Anritsu Corp.	21	499
Aozora Bank Ltd.	18	287
Ariake Japan Co. Ltd.	3	187
Asahi Group Holdings Ltd.	60	1,954
Asahi Intecc Co. Ltd.	29	809
Asahi Kasei Corp.	191	1,358
Asics Corp.	28	310
ASKUL Corp.	3	90
Astellas Pharma, Inc.	290	4,526
Autobacs Seven Co. Ltd.	10	116
Azbil Corp.	20	664
Bandai Namco Holdings, Inc.	30	1,652
Bank of Kyoto Ltd. (The)(b)	11	402
Benefit One, Inc.	10	218
	Shares	Value
Japan-(continued)
Benesse Holdings, Inc.	11	$286
Bic Camera, Inc.	24	241
Bridgestone Corp.	90	2,634
Brother Industries Ltd.	37	572
Calbee, Inc.	12	381
Canon Marketing Japan, Inc.	7	132
Canon, Inc.	155	2,457
Capcom Co. Ltd.	14	547
Casio Computer Co. Ltd.	34	538
Central Japan Railway Co.	28	3,365
Chiba Bank Ltd. (The)	104	474
Chubu Electric Power Co., Inc.	111	1,317
Chugai Pharmaceutical Co. Ltd.	99	4,435
Chugoku Bank Ltd. (The)	27	231
Chugoku Electric Power Co., Inc. (The)	46	560
Citizen Watch Co. Ltd.	43	116
Coca-Cola Bottlers Japan Holdings, Inc.(b)	23	343
COMSYS Holdings Corp.	18	528
Concordia Financial Group Ltd.	171	503
Cosmo Energy Holdings Co. Ltd.	10	144
Cosmos Pharmaceutical Corp.	2	366
Credit Saison Co. Ltd.	25	231
CyberAgent, Inc.	15	844
Dai Nippon Printing Co. Ltd.	47	1,020
Daicel Corp.	47	312
Daido Steel Co. Ltd.	6	168
Daifuku Co. Ltd.	15	1,348
Dai-ichi Life Holdings, Inc.	168	1,954
Daiichi Sankyo Co. Ltd.	98	8,581
Daiichikosho Co. Ltd.	7	188
Daikin Industries Ltd.	41	7,155
Daishi Hokuetsu Financial Group, Inc.	7	128
Daito Trust Construction Co. Ltd.	10	782
Daiwa House Industry Co. Ltd.	101	2,228
Daiwa Securities Group, Inc.	241	1,058
DeNA Co. Ltd.	17	192
Denka Co. Ltd.	14	333
Denso Corp.	70	2,561
Dentsu Group, Inc.	35	777
DIC Corp.	13	311
Disco Corp.	4	952
DMG Mori Co. Ltd.	16	170
Dowa Holdings Co. Ltd.	7	204
East Japan Railway Co.	56	3,216
Ebara Corp.	16	376
Eisai Co. Ltd.	41	3,291
Electric Power Development Co. Ltd.	26	353
ENEOS Holdings, Inc.	433	1,504
Ezaki Glico Co. Ltd.	8	369
FamilyMart Co. Ltd.	36	803
Fancl Corp.	10	287
FANUC Corp.	30	5,024
Fast Retailing Co. Ltd.	8	4,241
FP Corp.	4	323
Fuji Electric Co. Ltd.	18	489
Fuji Media Holdings, Inc.	7	62
Fuji Oil Holdings, Inc.	7	186
Fuji Seal International, Inc.	7	125
FUJIFILM Holdings Corp.	57	2,543
Fujikura Ltd.	43	115
Fujitsu General Ltd.	9	219
Fujitsu Ltd.	30	4,006

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Fukuoka Financial Group, Inc.	23	$333
Fukuyama Transporting Co. Ltd.	5	173
Furukawa Electric Co. Ltd.	10	237
Fuyo General Lease Co. Ltd.	3	169
Glory Ltd.	9	195
GMO internet, Inc.	9	260
GMO Payment Gateway, Inc.	6	624
GOLDWIN, Inc.	6	356
GS Yuasa Corp.	12	185
GungHo Online Entertainment, Inc.	5	91
Gunma Bank Ltd. (The)	68	213
H.I.S. Co. Ltd.	5	59
H.U. Group Holdings, Inc.	8	179
H2O Retailing Corp.	14	80
Hachijuni Bank Ltd. (The)	65	240
Hakuhodo DY Holdings, Inc.	38	415
Hamamatsu Photonics K.K.	21	906
Hankyu Hanshin Holdings, Inc.	34	970
Haseko Corp.	44	517
Heiwa Corp.	8	134
Hikari Tsushin, Inc.	3	647
Hino Motors Ltd.	42	241
Hirose Electric Co. Ltd.	5	523
Hiroshima Bank Ltd. (The)	46	210
Hisamitsu Pharmaceutical Co., Inc.	11	479
Hitachi Capital Corp.	7	167
Hitachi Construction Machinery Co. Ltd.	17	486
Hitachi Ltd.	142	4,201
Hitachi Metals Ltd.	31	402
Hitachi Transport System Ltd.	7	207
Hokuhoku Financial Group, Inc.	20	166
Hokuriku Electric Power Co.	27	173
Honda Motor Co. Ltd.	267	6,374
Horiba Ltd.	6	306
Hoshizaki Corp.	8	608
House Foods Group, Inc.	12	365
Hoya Corp.	57	5,618
Hulic Co. Ltd.	56	480
Ibiden Co. Ltd.	17	457
Ichigo, Inc.	32	75
Idemitsu Kosan Co. Ltd.	37	763
IHI Corp.	21	260
Iida Group Holdings Co. Ltd.	22	339
INPEX Corp.	145	822
Isetan Mitsukoshi Holdings Ltd.	57	259
Isuzu Motors Ltd.	79	642
Ito En Ltd.	9	529
ITOCHU Corp.	209	4,546
Itochu Techno-Solutions Corp.	16	647
Itoham Yonekyu Holdings, Inc.	21	126
Iyo Bank Ltd. (The)	43	253
Izumi Co. Ltd.	6	230
J Front Retailing Co. Ltd.	39	225
Japan Airlines Co. Ltd.	19	308
Japan Airport Terminal Co. Ltd.	7	241
Japan Aviation Electronics Industry Ltd.	7	88
Japan Exchange Group, Inc.	85	2,010
Japan Petroleum Exploration Co. Ltd.	5	80
Japan Post Bank Co. Ltd.	65	483
Japan Post Holdings Co. Ltd.	203	1,377
Japan Post Insurance Co. Ltd.	30	396
Japan Steel Works Ltd. (The)	10	141
	Shares	Value
Japan-(continued)
Japan Tobacco, Inc.	182	$3,119
JCR Pharmaceuticals Co. Ltd.	2	195
JFE Holdings, Inc.	82	530
JGC Holdings Corp.	34	342
JSR Corp.	30	644
JTEKT Corp.	36	238
Justsystems Corp.	5	385
Kagome Co. Ltd.	12	364
Kajima Corp.	72	787
Kakaku.com, Inc.	21	505
Kaken Pharmaceutical Co. Ltd.	5	226
Kamigumi Co. Ltd.	16	290
Kandenko Co. Ltd.	16	125
Kaneka Corp.	9	210
Kansai Electric Power Co., Inc. (The)	115	1,089
Kansai Mirai Financial Group, Inc.	28	105
Kansai Paint Co. Ltd.	31	595
Kao Corp.	73	5,272
Kawasaki Heavy Industries Ltd.	23	312
Kawasaki Kisen Kaisha Ltd.(a)	13	118
KDDI Corp.	260	8,014
Keihan Holdings Co. Ltd.	15	607
Keikyu Corp.	39	507
Keio Corp.	18	892
Keisei Electric Railway Co. Ltd.	22	534
Kewpie Corp.	18	320
Keyence Corp.	27	11,292
Kikkoman Corp.	28	1,302
Kinden Corp.	21	325
Kintetsu Group Holdings Co. Ltd.	28	1,086
Kirin Holdings Co. Ltd.	123	2,366
Kissei Pharmaceutical Co. Ltd.	5	104
Kobayashi Pharmaceutical Co. Ltd.	9	797
Kobe Bussan Co. Ltd.	4	246
Kobe Steel Ltd.(a)	47	150
Koei Tecmo Holdings Co. Ltd.	9	346
Koito Manufacturing Co. Ltd.	18	702
KOKUYO Co. Ltd.	13	136
Komatsu Ltd.	140	2,736
Konami Holdings Corp.	15	456
Konica Minolta, Inc.	72	189
Kose Corp.	4	401
Kotobuki Spirits Co. Ltd.	3	89
K’s Holdings Corp.	26	334
Kubota Corp.	170	2,417
Kuraray Co. Ltd.	56	547
Kurita Water Industries Ltd.	17	455
Kusuri no Aoki Holdings Co. Ltd.	2	186
Kyocera Corp.	47	2,598
Kyoritsu Maintenance Co. Ltd.	4	110
Kyowa Exeo Corp.	14	329
Kyowa Kirin Co. Ltd.	40	984
Kyudenko Corp.	6	169
Kyushu Electric Power Co., Inc.	73	610
Kyushu Financial Group, Inc.	61	248
Kyushu Railway Co.	25	491
Lasertec Corp.	12	1,044
Lawson, Inc.	7	348
LINE Corp.(a)	8	423
Lintec Corp.	8	185
Lion Corp.	40	1,032
LIXIL Group Corp.	41	545

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
M3, Inc.	64	$3,257
Mabuchi Motor Co. Ltd.	8	238
Maeda Corp.	21	142
Maeda Road Construction Co. Ltd.	9	164
Makita Corp.	39	1,488
Mani, Inc.	9	230
Marubeni Corp.	248	1,138
Maruha Nichiro Corp.	6	115
Marui Group Co. Ltd.	33	475
Maruichi Steel Tube Ltd.	10	236
Matsui Securities Co. Ltd.	16	130
Matsumotokiyoshi Holdings Co. Ltd.	12	399
Mazda Motor Corp.	90	503
Mebuki Financial Group, Inc.	161	356
Medipal Holdings Corp.	25	460
Megmilk Snow Brand Co. Ltd.	7	158
MEIJI Holdings Co. Ltd.	21	1,641
MINEBEA MITSUMI, Inc.	64	1,042
MISUMI Group, Inc.	44	1,038
Mitsubishi Chemical Holdings Corp.	195	1,044
Mitsubishi Corp.	183	3,668
Mitsubishi Electric Corp.	303	3,928
Mitsubishi Estate Co. Ltd.	181	2,600
Mitsubishi Gas Chemical Co., Inc.	30	473
Mitsubishi Heavy Industries Ltd.	45	1,041
Mitsubishi Logistics Corp.	11	294
Mitsubishi Materials Corp.	20	406
Mitsubishi Motors Corp.	99	193
Mitsubishi Shokuhin Co. Ltd.	2	50
Mitsubishi UFJ Financial Group, Inc.	1,915	7,122
Mitsubishi UFJ Lease & Finance Co. Ltd.	69	290
Mitsui & Co. Ltd.	259	3,856
Mitsui Chemicals, Inc.	29	550
Mitsui Fudosan Co. Ltd.	144	2,245
Mitsui Mining & Smelting Co. Ltd.	9	188
Mitsui OSK Lines Ltd.	17	278
Miura Co. Ltd.	16	600
Mizuho Financial Group, Inc.	3,899	4,705
Mochida Pharmaceutical Co. Ltd.	4	146
MonotaRO Co. Ltd.	18	767
Morinaga & Co. Ltd.	6	218
Morinaga Milk Industry Co. Ltd.	6	279
MS&AD Insurance Group Holdings, Inc.	77	1,920
Murata Manufacturing Co. Ltd.	88	5,501
Nabtesco Corp.	18	540
Nagase & Co. Ltd.	17	195
Nagoya Railroad Co. Ltd.	29	731
Nankai Electric Railway Co. Ltd.	17	333
NEC Corp.	40	2,228
NET One Systems Co. Ltd.	13	503
Nexon Co. Ltd.	64	1,653
NGK Insulators Ltd.	42	519
NGK Spark Plug Co. Ltd.	30	400
NH Foods Ltd.	16	700
NHK Spring Co. Ltd.	26	144
Nichirei Corp.	17	481
Nidec Corp.	72	5,703
Nifco, Inc.	14	312
Nihon Kohden Corp.	12	413
Nihon M&A Center, Inc.	20	968
Nihon Unisys Ltd.	10	302
Nikon Corp.	55	382
	Shares	Value
Japan-(continued)
Nintendo Co. Ltd.	16	$7,028
Nippo Corp.	8	212
Nippon Electric Glass Co. Ltd.	13	211
Nippon Express Co. Ltd.	11	521
Nippon Kayaku Co. Ltd.	27	263
Nippon Paint Holdings Co. Ltd.(b)	24	1,630
Nippon Paper Industries Co. Ltd.	15	188
Nippon Shinyaku Co. Ltd.	8	615
Nippon Shokubai Co. Ltd.	5	248
Nippon Steel Corp.	127	1,030
Nippon Telegraph & Telephone Corp.	183	4,229
Nippon Television Holdings, Inc.	4	43
Nippon Yusen KK	25	322
Nipro Corp.	19	202
Nishi-Nippon Financial Holdings, Inc.	25	155
Nishi-Nippon Railroad Co. Ltd.	12	299
Nissan Chemical Corp.	21	1,098
Nissan Motor Co. Ltd.	296	1,011
Nissan Shatai Co. Ltd.	10	75
Nisshin Seifun Group, Inc.	41	626
Nisshinbo Holdings, Inc.	20	119
Nissin Foods Holdings Co. Ltd.	11	986
Nitori Holdings Co. Ltd.	11	2,411
Nitto Denko Corp.	24	1,351
Noevir Holdings Co. Ltd.	2	83
NOF Corp.	11	409
NOK Corp.	18	194
Nomura Holdings, Inc.	455	2,107
Nomura Real Estate Holdings, Inc.	19	315
Nomura Research Institute Ltd.	40	1,050
NS Solutions Corp.	5	130
NSK Ltd.	72	477
NTN Corp.	67	115
NTT Data Corp.	100	1,126
NTT DOCOMO, Inc.	174	4,785
Obayashi Corp.	107	949
OBIC Business Consultants Co. Ltd.	2	117
Obic Co. Ltd.	10	1,789
Odakyu Electric Railway Co. Ltd.	48	997
Oji Holdings Corp.	139	578
OKUMA Corp.	5	192
Olympus Corp.	152	2,708
Omron Corp.	29	2,065
Ono Pharmaceutical Co. Ltd.	67	1,878
Open House Co. Ltd.	10	283
Oracle Corp. Japan	5	600
Orient Corp.	90	86
Oriental Land Co. Ltd.	29	3,475
ORIX Corp.	197	2,117
Osaka Gas Co. Ltd.	62	1,140
OSG Corp.	11	149
Otsuka Corp.	16	826
Otsuka Holdings Co. Ltd.	66	2,728
Paltac Corp.	5	270
Pan Pacific International Holdings Corp.	80	1,818
Panasonic Corp.	326	2,775
Park24 Co. Ltd.	17	228
Penta-Ocean Construction Co. Ltd.	44	230
PeptiDream, Inc.(a)	13	522
Persol Holdings Co. Ltd.	27	342
Pigeon Corp.	17	658
Pilot Corp.	4	110

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Pola Orbis Holdings, Inc.	12	$198
Rakuten, Inc.	127	1,159
Recruit Holdings Co. Ltd.	191	5,904
Relo Group, Inc.	16	277
Renesas Electronics Corp.(a)	110	601
Rengo Co. Ltd.	33	248
Resona Holdings, Inc.	347	1,128
Resorttrust, Inc.	10	111
Ricoh Co. Ltd.	108	689
Rinnai Corp.	6	490
Rohm Co. Ltd.	14	883
Rohto Pharmaceutical Co. Ltd.	15	462
Ryohin Keikaku Co. Ltd.	36	431
Sankyo Co. Ltd.	8	200
Sankyu, Inc.	8	276
Sanrio Co. Ltd.	9	130
Santen Pharmaceutical Co. Ltd.	57	960
Sanwa Holdings Corp.	31	264
Sapporo Holdings Ltd.	10	171
Sawai Pharmaceutical Co. Ltd.	6	284
SBI Holdings, Inc.	36	751
SCREEN Holdings Co. Ltd.	6	296
SCSK Corp.	7	354
Secom Co. Ltd.	30	2,577
Sega Sammy Holdings, Inc.	31	349
Seibu Holdings, Inc.	34	303
Seiko Epson Corp.	44	462
Seino Holdings Co. Ltd.	23	283
Sekisui Chemical Co. Ltd.	57	772
Sekisui House Ltd.(b)	89	1,615
Seven & i Holdings Co. Ltd.	119	3,608
Seven Bank Ltd.	104	253
SG Holdings Co. Ltd.	33	1,208
Sharp Corp.	23	224
Shiga Bank Ltd. (The)	8	173
Shikoku Electric Power Co., Inc.	24	161
Shimadzu Corp.	41	1,032
Shimamura Co. Ltd.	3	208
Shimano, Inc.	12	2,610
Shimizu Corp.	90	644
Shin-Etsu Chemical Co. Ltd.	62	7,198
Shinsei Bank Ltd.	30	337
Shionogi & Co. Ltd.	43	2,546
Ship Healthcare Holdings, Inc.	6	258
Shiseido Co. Ltd.	60	3,320
Shizuoka Bank Ltd. (The)	83	537
SHO-BOND Holdings Co. Ltd.	8	343
Shochiku Co. Ltd.	2	225
Showa Denko K.K.	23	473
SKY Perfect JSAT Holdings, Inc.	19	70
Skylark Holdings Co. Ltd.	30	416
SMC Corp.	9	4,688
SMS Co. Ltd.	7	173
Softbank Corp.	247	3,304
SoftBank Group Corp.	249	15,532
Sohgo Security Services Co. Ltd.	10	470
Sojitz Corp.	199	416
Sompo Holdings, Inc.	53	1,732
Sony Corp.	188	14,360
Sotetsu Holdings, Inc.	12	284
Square Enix Holdings Co. Ltd.	12	640
Stanley Electric Co. Ltd.	23	547
	Shares	Value
Japan-(continued)
Subaru Corp.	95	$1,792
Sugi Holdings Co. Ltd.	5	362
SUMCO Corp.	34	519
Sumitomo Bakelite Co. Ltd.	5	120
Sumitomo Chemical Co. Ltd.	239	685
Sumitomo Corp.	172	1,903
Sumitomo Dainippon Pharma Co. Ltd.	26	324
Sumitomo Electric Industries Ltd.	119	1,312
Sumitomo Forestry Co. Ltd.	21	235
Sumitomo Heavy Industries Ltd.	18	349
Sumitomo Metal Mining Co. Ltd.	38	1,126
Sumitomo Mitsui Financial Group, Inc.	200	5,297
Sumitomo Mitsui Trust Holdings, Inc.	56	1,435
Sumitomo Osaka Cement Co. Ltd.	5	168
Sumitomo Realty & Development Co. Ltd.	62	1,577
Sumitomo Rubber Industries Ltd.	28	232
Sundrug Co. Ltd.	10	341
Suntory Beverage & Food Ltd.	20	752
Sushiro Global Holdings Ltd.	16	338
Suzuken Co. Ltd.	12	425
Suzuki Motor Corp.	66	2,167
Sysmex Corp.	29	2,230
T&D Holdings, Inc.	84	686
Tadano Ltd.	18	144
Taiheiyo Cement Corp.	19	411
Taisei Corp.	31	1,061
Taisho Pharmaceutical Holdings Co. Ltd.	7	395
Taiyo Nippon Sanso Corp.	23	361
Taiyo Yuden Co. Ltd.	18	565
Takara Bio, Inc.	7	186
Takara Holdings, Inc.	28	239
Takashimaya Co. Ltd.	23	152
Takeda Pharmaceutical Co. Ltd.	233	8,277
TDK Corp.	19	2,099
TechnoPro Holdings, Inc.	6	305
Teijin Ltd.	28	402
Terumo Corp.	100	3,760
THK Co. Ltd.	18	418
TIS, Inc.	36	774
Tobu Railway Co. Ltd.	32	892
Toda Corp.	37	236
Toho Co. Ltd.	18	534
Toho Gas Co. Ltd.	14	606
Tohoku Electric Power Co., Inc.	75	707
Tokai Carbon Co. Ltd.	31	268
Tokai Rika Co. Ltd.	8	99
Tokio Marine Holdings, Inc.	102	4,279
Tokuyama Corp.	11	255
Tokyo Broadcasting System Holdings, Inc.	6	90
Tokyo Century Corp.	7	389
Tokyo Electric Power Co. Holdings, Inc.(a)	247	654
Tokyo Electron Ltd.	23	6,265
Tokyo Gas Co. Ltd.	66	1,392
Tokyo Tatemono Co. Ltd.	33	353
Tokyu Corp.	78	865
Tokyu Fudosan Holdings Corp.	94	358
Topcon Corp.	17	110
Toppan Printing Co. Ltd.	41	614
Toray Industries, Inc.	240	1,031
Toshiba Corp.	67	2,028
Toshiba TEC Corp.	4	153
Tosoh Corp.	45	601

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
TOTO Ltd.	23	$859
Toyo Seikan Group Holdings Ltd.	25	272
Toyo Suisan Kaisha Ltd.	14	847
Toyo Tire Corp.	16	212
Toyobo Co. Ltd.	14	193
Toyoda Gosei Co. Ltd.	12	232
Toyota Boshoku Corp.	10	116
Toyota Industries Corp.	25	1,263
Toyota Motor Corp.	377	22,168
Toyota Tsusho Corp.	35	880
Trend Micro, Inc.	18	1,047
TS Tech Co. Ltd.	8	202
Tsumura & Co.	10	249
Tsuruha Holdings, Inc.	6	828
TV Asahi Holdings Corp.	3	41
Ube Industries Ltd.	17	275
Ulvac, Inc.	8	235
Unicharm Corp.	61	2,745
Ushio, Inc.	19	222
USS Co. Ltd.	34	505
Wacoal Holdings Corp.	10	168
Welcia Holdings Co. Ltd.	8	734
West Japan Railway Co.	28	1,199
Yakult Honsha Co. Ltd.	19	1,080
Yamada Denki Co. Ltd.	116	501
Yamaguchi Financial Group, Inc.	36	211
Yamaha Corp.	24	1,101
Yamaha Motor Co. Ltd.	44	639
Yamato Holdings Co. Ltd.	56	1,427
Yamato Kogyo Co. Ltd.	6	122
Yamazaki Baking Co. Ltd.(b)	20	334
Yaoko Co. Ltd.	3	238
Yaskawa Electric Corp.	40	1,318
Yokogawa Electric Corp.	38	576
Yokohama Rubber Co. Ltd. (The)	17	216
Z Holdings Corp.	399	2,102
Zenkoku Hosho Co. Ltd.	8	277
Zensho Holdings Co. Ltd.	15	270
Zeon Corp.	23	220
ZOZO, Inc.	12	325
		549,625
Jordan-0.03%
Hikma Pharmaceuticals PLC	22	621
Kazakhstan-0.01%
KAZ Minerals PLC	34	241
Luxembourg-0.14%
ArcelorMittal S.A.(a)	99	1,093
Eurofins Scientific SE(a)	2	1,305
L’Occitane International S.A.	72	121
RTL Group S.A.(a)	6	199
SES S.A., FDR	55	390
		3,108
Macau-0.21%
Galaxy Entertainment Group Ltd.	335	2,282
Macau Legend Development Ltd.(a)	265	34
MGM China Holdings Ltd.	118	147
Sands China Ltd.	380	1,471
SJM Holdings Ltd.	296	333
Wynn Macau Ltd.	231	405
		4,672
	Shares	Value
Malaysia-0.00%
Wing Tai Holdings Ltd.	58	$72
Mexico-0.02%
Fresnillo PLC	28	453
Netherlands-3.58%
Aalberts N.V.	15	535
ABN AMRO Bank N.V., CVA(d)	64	532
Adyen N.V.(a)(d)	4	6,702
Aegon N.V.	270	800
Akzo Nobel N.V.	29	2,734
Altice Europe N.V.(a)	83	394
Altice Europe N.V., Class B(a)	4	19
argenx SE(a)	7	1,617
ASM International N.V.	7	1,059
ASML Holding N.V.	61	21,618
ASR Nederland N.V.	21	679
Boskalis Westminster(a)	12	227
Euronext N.V.(d)	9	1,031
EXOR N.V.	16	902
GrandVision N.V.(a)(d)	7	201
Heineken Holding N.V.	16	1,388
Heineken N.V.	36	3,501
ING Groep N.V.	599	4,176
JDE Peet’s B.V.(a)	10	446
Just Eat Takeaway.com N.V.(a)(d)	18	1,949
Koninklijke Ahold Delhaize N.V.	167	4,832
Koninklijke DSM N.V.(b)	26	3,985
Koninklijke KPN N.V.(b)	508	1,318
Koninklijke Philips N.V.(a)	139	7,214
Koninklijke Vopak N.V.	10	548
NN Group N.V.	50	1,833
OCI N.V.(a)	15	178
Prosus N.V.(a)	66	6,407
Randstad N.V.	17	817
Signify N.V.(a)(d)	19	570
Wolters Kluwer N.V.	41	3,242
		81,454
New Zealand-0.39%
a2 Milk Co. Ltd.(a)	112	1,555
Air New Zealand Ltd.	78	70
Auckland International Airport Ltd.	181	769
Contact Energy Ltd.	110	428
Fisher & Paykel Healthcare Corp. Ltd.	87	2,086
Fletcher Building Ltd.	126	284
Kiwi Property Group Ltd.	241	172
Mercury NZ Ltd.	104	323
Meridian Energy Ltd.	189	612
Ryman Healthcare Ltd.	63	558
SKYCITY Entertainment Group Ltd.	102	169
Spark New Zealand Ltd.	282	926
Xero Ltd.(a)	14	903
		8,855
Norway-0.56%
Aker ASA, Class A	4	169
Aker BP ASA	17	318
DNB ASA(a)	160	2,442
Equinor ASA	151	2,234
Gjensidige Forsikring ASA(a)	25	513
Leroy Seafood Group ASA	39	227
Mowi ASA	65	1,173
Norsk Hydro ASA(a)	205	574

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Norway-(continued)
Orkla ASA	117	$1,153
Salmar ASA(a)	8	380
Schibsted ASA, Class A(a)	12	437
Schibsted ASA, Class B(a)	15	494
Telenor ASA	99	1,536
Yara International ASA	26	1,089
		12,739
Poland-0.26%
Bank Polska Kasa Opieki S.A.(a)	24	325
CD Projekt S.A.(a)	10	1,077
Cyfrowy Polsat S.A.	41	306
Dino Polska S.A.(a)(d)	7	390
Grupa Lotos S.A.	15	195
KGHM Polska Miedz S.A.(a)	21	709
mBank S.A.(a)	2	100
PGE Polska Grupa Energetyczna S.A.(a)	112	199
Polski Koncern Naftowy ORLEN S.A.	48	685
Polskie Gornictwo Naftowe i Gazownictwo S.A.	266	365
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	131	764
Powszechny Zaklad Ubezpieczen S.A.	86	623
Santander Bank Polska S.A.(a)	5	202
		5,940
Portugal-0.15%
EDP - Energias de Portugal S.A.	398	2,017
Galp Energia SGPS S.A.	79	831
Jeronimo Martins SGPS S.A.	37	625
		3,473
Russia-0.07%
Evraz PLC	88	333
Polymetal International PLC	52	1,294
		1,627
Singapore-1.03%
Ascendas REIT	451	1,164
Ascott Residence Trust	272	178
BOC Aviation Ltd.(d)	33	191
CapitaLand Commercial Trust	374	439
CapitaLand Ltd.	399	803
CapitaLand Mall Trust	366	504
City Developments Ltd.	74	441
ComfortDelGro Corp. Ltd.	325	322
DBS Group Holdings Ltd.	277	3,994
Frasers Property Ltd.	55	47
Genting Singapore Ltd.	916	491
Jardine Cycle & Carriage Ltd.	16	233
Keppel Corp. Ltd.	227	894
Keppel REIT	300	241
Mapletree Commercial Trust	291	391
Mapletree Industrial Trust	201	478
Mapletree Logistics Trust	367	570
Olam International Ltd.	95	92
Oversea-Chinese Banking Corp. Ltd.	519	3,240
SATS Ltd.	100	200
Sembcorp Industries Ltd.	144	182
Sembcorp Marine Ltd.(a)	129	36
SIA Engineering Co. Ltd.	37	48
Singapore Airlines Ltd.	181	451
Singapore Exchange Ltd.	130	775
Singapore Post Ltd.	240	124
Singapore Press Holdings Ltd.	253	197
Singapore Technologies Engineering Ltd.	242	577
	Shares	Value
Singapore-(continued)
Singapore Telecommunications Ltd.	1,142	$2,065
StarHub Ltd.	91	81
Suntec REIT	299	292
United Overseas Bank Ltd.	196	2,771
UOL Group Ltd.	75	362
Venture Corp. Ltd.	40	522
		23,396
South Africa-0.21%
Anglo American PLC	189	4,639
Investec PLC	102	202
		4,841
South Korea-4.82%
Amorepacific Corp.	5	697
Amorepacific Corp., Preference Shares	2	103
Amorepacific Group	4	179
BGF retail Co. Ltd.	1	105
BNK Financial Group, Inc.	45	194
Celltrion Healthcare Co. Ltd.(a)	11	873
Celltrion, Inc.(a)	16	3,982
Cheil Worldwide, Inc.	11	177
CJ CheilJedang Corp.	1	324
CJ Corp.	2	138
CJ ENM Co. Ltd.	1	97
CJ Logistics Corp.(a)	1	128
Coway Co. Ltd.	9	579
Daelim Industrial Co. Ltd.	4	281
Daewoo Engineering & Construction Co. Ltd.(a)	27	79
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	7	139
DB Insurance Co. Ltd.	7	277
DGB Financial Group, Inc.	23	99
Dongsuh Cos., Inc.	5	91
Doosan Bobcat, Inc.	4	90
Doosan Heavy Industries & Construction Co. Ltd.(a)	21	185
Doosan Infracore Co. Ltd.(a)	20	119
Doosan Solus Co. Ltd.(a)	2	63
E-MART, Inc.	3	287
Fila Holdings Corp.	8	224
GS Engineering & Construction Corp.	9	204
GS Holdings Corp.	8	235
GS Retail Co. Ltd.	4	115
Hana Financial Group, Inc.	44	1,089
Hankook Tire & Technology Co. Ltd.	11	241
Hanmi Pharm Co. Ltd.	1	221
Hanmi Science Co. Ltd.	2	71
Hanon Systems	25	209
Hanssem Co. Ltd.	1	86
Hanwha Aerospace Co. Ltd.(a)	5	102
Hanwha Corp.	6	128
Hanwha Corp., Preference Shares	3	30
Hanwha Life Insurance Co. Ltd.	42	52
Hanwha Solutions Corp.	12	257
HDC Hyundai Development Co.-Engineering & Construction, Class E	7	128
Helixmith Co. Ltd.(a)	3	136
Hite Jinro Co. Ltd.	5	174
HLB, Inc.(a)	6	421
Hotel Shilla Co. Ltd.	5	295
Hyundai Department Store Co. Ltd.	2	100
Hyundai Engineering & Construction Co. Ltd.	11	317
Hyundai Glovis Co. Ltd.	3	281
Hyundai Heavy Industries Holdings Co. Ltd.	2	397

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Marine & Fire Insurance Co. Ltd.	9	$176
Hyundai Mipo Dockyard Co. Ltd.	3	79
Hyundai Mobis Co. Ltd.	10	1,725
Hyundai Motor Co.	21	2,230
Hyundai Motor Co., First Pfd.	3	174
Hyundai Motor Co., Second Pfd.	5	290
Hyundai Steel Co.	11	229
Hyundai Wia Corp.	2	64
Industrial Bank of Korea	48	327
Kakao Corp.	8	2,307
Kangwon Land, Inc.	16	307
KB Financial Group, Inc.	59	1,746
KCC Corp.	1	113
KEPCO Plant Service & Engineering Co. Ltd.	3	74
Kia Motors Corp.	39	1,322
Korea Aerospace Industries Ltd.	10	201
Korea Electric Power Corp.(a)	39	625
Korea Gas Corp.	4	85
Korea Investment Holdings Co. Ltd.	6	245
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7	524
Korea Zinc Co. Ltd.	2	695
Korean Air Lines Co. Ltd.(a)	12	175
KT&G Corp.	17	1,154
Kumho Petrochemical Co. Ltd.	3	213
LG Chem Ltd.	7	3,337
LG Chem Ltd., Preference Shares	1	223
LG Corp.	14	870
LG Display Co. Ltd.(a)	34	360
LG Electronics, Inc.	16	949
LG Electronics, Inc., Preference Shares	3	68
LG Household & Health Care Ltd.	1	1,151
LG Uplus Corp.	29	279
Lotte Chemical Corp.	2	283
Lotte Chilsung Beverage Co. Ltd.	1	85
Lotte Corp.	4	104
LOTTE Fine Chemical Co. Ltd.	3	110
Lotte Shopping Co. Ltd.	2	131
LS Corp.	3	106
Mando Corp.	5	116
Medy-Tox, Inc.	1	145
Mirae Asset Daewoo Co. Ltd.	58	384
Mirae Asset Daewoo Co. Ltd., Second Pfd.	21	75
NAVER Corp.	20	5,053
NCSoft Corp.	3	2,042
Netmarble Corp.(a)(d)	3	322
NH Investment & Securities Co. Ltd.	20	147
NHN Corp.(a)	1	69
OCI Co. Ltd.(a)	3	141
Orion Corp.	3	337
Paradise Co. Ltd.	7	77
POSCO	10	1,624
POSCO Chemical Co. Ltd.	3	190
Posco International Corp.	8	93
S-1 Corp.	3	228
Samsung Biologics Co. Ltd.(a)(d)	2	1,231
Samsung C&T Corp.	13	1,157
Samsung Card Co. Ltd.	5	119
Samsung Electro-Mechanics Co. Ltd.	9	1,061
Samsung Electronics Co. Ltd.	721	35,039
Samsung Electronics Co. Ltd., Preference Shares	126	5,235
Samsung Engineering Co. Ltd.(a)	24	240
Samsung Fire & Marine Insurance Co. Ltd.	5	720
	Shares	Value
South Korea-(continued)
Samsung Heavy Industries Co. Ltd.(a)	67	$322
Samsung Life Insurance Co. Ltd.	10	399
Samsung SDI Co. Ltd.	8	2,669
Samsung SDS Co. Ltd.	5	699
Samsung Securities Co. Ltd.	10	243
Shinhan Financial Group Co. Ltd.	71	1,794
Shinsegae, Inc.	1	175
SillaJen, Inc.(a)(c)	8	65
SK Holdings Co. Ltd.	5	930
SK Hynix, Inc.	79	5,490
SK Innovation Co. Ltd.	9	959
SK Networks Co. Ltd.	22	94
SK Telecom Co. Ltd.	4	740
SKC Co. Ltd.	3	176
S-Oil Corp.	6	307
Ssangyong Cement Industrial Co. Ltd.	16	68
Woori Financial Group, Inc.	83	592
Yuhan Corp.	7	337
		109,839
Spain-2.24%
Acciona S.A.	3	333
ACS Actividades de Construccion y Servicios S.A.	36	832
Aena SME S.A.(a)(d)	11	1,435
Amadeus IT Group S.A.	65	3,256
Banco Bilbao Vizcaya Argentaria S.A.	1,021	3,184
Banco de Sabadell S.A.	861	294
Banco Santander S.A.(a)	2,517	5,383
Bankia S.A.	184	233
Bankinter S.A.	105	544
CaixaBank S.A.	551	1,186
Cellnex Telecom S.A.(d)	52	3,272
EDP Renovaveis S.A.	23	378
Enagas S.A.	38	960
Endesa S.A.	49	1,393
Ferrovial S.A.	74	1,815
Grifols S.A.(b)	51	1,490
Iberdrola S.A.	923	11,919
Industria de Diseno Textil S.A.	161	4,287
Inmobiliaria Colonial SOCIMI S.A.	50	427
Mapfre S.A.	151	272
Merlin Properties SOCIMI S.A.	51	422
Naturgy Energy Group S.A.	46	856
Red Electrica Corp. S.A.	66	1,289
Repsol S.A.	211	1,642
Siemens Gamesa Renewable Energy S.A.	34	799
Telefonica S.A.	724	3,038
Zardoya Otis S.A.	27	179
		51,118
Sweden-2.94%
Alfa Laval AB(a)	48	1,137
Assa Abloy AB, Class B	141	3,090
Atlas Copco AB, Class A	97	4,292
Atlas Copco AB, Class B	58	2,242
Boliden AB	42	1,143
Castellum AB	41	880
Electrolux AB, Series B(b)	35	657
Electrolux Professional AB, Class B(a)	35	137
Elekta AB, Class B	55	564
Epiroc AB, Class A	96	1,343
Epiroc AB, Class B	58	790
EQT AB(b)	31	727

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Sweden-(continued)
Essity AB, Class B(a)	93	$3,068
Fastighets AB Balder, Class B(a)	15	619
Hennes & Mauritz AB, Class B	134	2,082
Hexagon AB, Class B(a)	39	2,537
Hufvudstaden AB, Class A	17	221
Husqvarna AB, Class B	62	592
ICA Gruppen AB	12	591
Industrivarden AB, Class A(a)	32	791
Industrivarden AB, Class C(a)	26	639
Investment AB Latour, Class B	18	369
Investor AB, Class A	20	1,172
Investor AB, Class B	70	4,136
Kinnevik AB, Class B	37	1,298
L E Lundbergforetagen AB, Class B(a)	11	516
Lundin Energy AB	29	671
Nibe Industrier AB, Class B(a)	46	1,105
Saab AB, Class B(a)(b)	14	450
Sandvik AB(a)	165	3,068
Securitas AB, Class B(a)	47	702
Skandinaviska Enskilda Banken AB, Class A(a)	220	2,130
Skandinaviska Enskilda Banken AB, Class C(a)	3	30
Skanska AB, Class B(a)	55	1,110
SKF AB, Class B	59	1,089
Svenska Cellulosa AB S.C.A., Class A(a)	3	37
Svenska Cellulosa AB S.C.A., Class B(a)	91	1,101
Svenska Handelsbanken AB, Class A(a)	228	2,158
Svenska Handelsbanken AB, Class B(a)	5	53
Swedbank AB, Class A(a)	154	2,501
Swedish Match AB	24	1,847
Swedish Orphan Biovitrum AB(a)	27	566
Tele2 AB, Class B	82	1,163
Telefonaktiebolaget LM Ericsson, Class A	6	75
Telefonaktiebolaget LM Ericsson, Class B	460	5,303
Telia Co. AB	394	1,536
Trelleborg AB, Class B(a)	37	573
Volvo AB, Class B(a)	230	3,969
		66,870
Switzerland-9.50%
ABB Ltd.	274	6,858
Adecco Group AG	24	1,139
Alcon, Inc.(a)	70	4,232
Baloise Holding AG	7	1,068
Banque Cantonale Vaudoise	4	421
Barry Callebaut AG	1	2,088
Cie Financiere Richemont S.A.	78	4,844
Clariant AG	31	586
Coca-Cola HBC AG(a)	30	789
Credit Suisse Group AG	368	3,930
DKSH Holding AG	5	322
Dufry AG(a)	5	127
EMS-Chemie Holding AG	1	865
Flughafen Zurich AG(a)	3	379
Geberit AG	5	2,766
Georg Fischer AG	1	920
Givaudan S.A.	1	4,134
Helvetia Holding AG	5	452
Julius Baer Group Ltd.	33	1,451
Kuehne + Nagel International AG(a)	8	1,380
LafargeHolcim Ltd.(a)	78	3,688
Logitech International S.A.	23	1,676
Lonza Group AG	11	6,875
Nestle S.A.	442	52,523
	Shares	Value
Switzerland-(continued)
Novartis AG	330	$27,377
OC Oerlikon Corp. AG	29	243
Partners Group Holding AG	3	2,906
PSP Swiss Property AG	7	784
Roche Holding AG	107	37,180
Roche Holding AG, BR	4	1,381
Schindler Holding AG	3	749
Schindler Holding AG, PC	6	1,520
SGS S.A.	1	2,628
Sika AG	21	4,628
Sonova Holding AG(a)	8	1,808
STMicroelectronics N.V.	97	2,731
Straumann Holding AG	2	1,969
Sulzer AG	3	248
Swatch Group AG (The)	7	279
Swatch Group AG (The), BR	4	840
Swiss Life Holding AG(a)	5	1,830
Swiss Prime Site AG	12	1,097
Swiss Re AG	45	3,550
Swisscom AG	4	2,136
Temenos AG	9	1,336
UBS Group AG	514	6,043
Vifor Pharma AG	8	1,131
Zurich Insurance Group AG	23	8,500
		216,407
Taiwan-0.00%
FIT Hon Teng Ltd.(a)(d)	160	77
United Arab Emirates-0.00%
NMC Health PLC(a)(c)	13	0
United Kingdom-12.48%
3i Group PLC	146	1,705
Admiral Group PLC	32	1,008
Ashmore Group PLC	70	359
Ashtead Group PLC	69	2,205
Associated British Foods PLC	53	1,228
AstraZeneca PLC	201	22,503
Auto Trader Group PLC(d)	145	1,021
Avast PLC(d)	84	633
AVEVA Group PLC	10	544
Aviva PLC	601	2,080
B&M European Value Retail S.A.	131	796
Babcock International Group PLC	39	148
BAE Systems PLC	493	3,172
Barclays PLC	2,652	3,500
Barratt Developments PLC	155	1,039
Bellway PLC	19	635
Berkeley Group Holdings PLC	18	1,052
BP PLC	3,043	10,989
British American Tobacco PLC	350	11,597
British Land Co. PLC (The)	142	682
BT Group PLC	1,334	1,726
Bunzl PLC	52	1,500
Burberry Group PLC	62	1,019
Centrica PLC	895	573
Cineworld Group PLC(b)	155	78
CNH Industrial N.V.(a)	151	1,033
Compass Group PLC	273	3,764
ConvaTec Group PLC(d)	243	649
Croda International PLC	19	1,429
DCC PLC	15	1,345
Derwent London PLC	15	566

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Diageo PLC	352	$12,941
Direct Line Insurance Group PLC	210	817
DS Smith PLC	196	672
easyJet PLC	30	194
Experian PLC	139	4,884
Fiat Chrysler Automobiles N.V.(a)	169	1,723
G4S PLC	237	442
GlaxoSmithKline PLC	756	15,179
GVC Holdings PLC	89	776
Halma PLC	58	1,658
Hargreaves Lansdown PLC(b)	55	1,263
Hiscox Ltd.	51	523
HomeServe PLC	42	732
Howden Joinery Group PLC	87	560
HSBC Holdings PLC	3,126	14,040
IMI PLC	41	562
Imperial Brands PLC	145	2,428
Inchcape PLC	60	338
Informa PLC	229	1,112
InterContinental Hotels Group PLC	28	1,292
Intermediate Capital Group PLC	43	760
International Consolidated Airlines Group S.A.	69	149
Intertek Group PLC	25	1,765
ITV PLC	572	425
J Sainsbury PLC	250	614
JD Sports Fashion PLC	66	525
John Wood Group PLC	102	256
Johnson Matthey PLC	29	852
Kingfisher PLC	324	1,029
Land Securities Group PLC	109	825
Legal & General Group PLC	909	2,553
Lloyds Banking Group PLC	10,790	3,722
London Stock Exchange Group PLC	48	5,345
M&G PLC	399	841
Marks & Spencer Group PLC(b)	299	373
Meggitt PLC	119	420
Melrose Industries PLC	738	826
Micro Focus International PLC	50	182
Mondi PLC	74	1,324
National Grid PLC	538	6,358
Natwest Group PLC	697	970
Next PLC	20	1,431
Ninety One PLC(a)	50	143
Ocado Group PLC(a)	70	1,886
Pearson PLC(b)	115	801
Pennon Group PLC	64	895
Persimmon PLC(a)	49	1,545
Phoenix Group Holdings PLC	81	700
Prudential PLC	400	5,804
Quilter PLC(d)	281	540
Reckitt Benckiser Group PLC	97	9,811
RELX PLC	285	6,041
Renishaw PLC	5	317
Rentokil Initial PLC	285	1,998
Rightmove PLC	133	966
Rolls-Royce Holdings PLC	264	802
Royal Dutch Shell PLC, Class A	630	9,274
Royal Dutch Shell PLC, Class B	569	8,071
RSA Insurance Group PLC	158	890
Sage Group PLC (The)	167	1,599
Schroders PLC(b)	17	662
Segro PLC	182	2,315
	Shares	Value
United Kingdom-(continued)
Severn Trent PLC	37	$1,190
Smith & Nephew PLC	134	2,669
Smiths Group PLC	61	1,085
Spirax-Sarco Engineering PLC	11	1,488
SSE PLC	160	2,732
St James’s Place PLC	81	1,002
Standard Chartered PLC	396	2,005
Standard Life Aberdeen PLC(b)	345	1,134
Subsea 7 S.A.(a)	36	271
Tate & Lyle PLC	72	615
Taylor Wimpey PLC	500	777
TechnipFMC PLC	70	546
Tesco PLC	1,484	4,229
Travis Perkins PLC	39	567
Unilever N.V.	223	13,206
Unilever PLC	167	10,023
United Utilities Group PLC	105	1,240
Virgin Money UK PLC(a)	190	218
Vodafone Group PLC	4,110	6,234
Weir Group PLC (The)	40	628
Whitbread PLC(a)(b)	31	887
WM Morrison Supermarkets PLC(b)	340	834
WPP PLC	182	1,357
		284,256
United States-0.42%
Amcor PLC, CDI	246	2,542
Carnival PLC	20	217
Ferguson PLC	34	3,031
James Hardie Industries PLC, CDI	68	1,413
QIAGEN N.V.(a)	34	1,695
Samsonite International S.A.(a)(d)	203	190
Sims Ltd.	25	143
Tenaris S.A.	72	420
		9,651
Total Common Stocks & Other Equity Interests (Cost $2,470,305)		2,275,010
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(e)(f) (Cost $646)	646	646
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $2,470,951)		2,275,656
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 0.06%(e)(f)(g)	25,845	25,845
Invesco Private Prime Fund, 0.15%(e)(f)(g)	7,713	7,715
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,560)		33,560
TOTAL INVESTMENTS IN SECURITIES-101.39% (Cost $2,504,511)		2,309,216
OTHER ASSETS LESS LIABILITIES-(1.39)%		(31,704)
NET ASSETS-100.00%		$2,277,512

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $42,248, which represented 1.86% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$4,955	$36,785	$(41,094)	$-	$-	$646	$48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	28,712	168,513	(197,225)	-	-	-	157
Invesco Liquid Assets Portfolio, Institutional Class	9,571	35,680	(45,253)	(1)	3	-	59
Invesco Private Government Fund	-	220,699	(194,854)	-	-	25,845	4
Invesco Private Prime Fund	-	21,736	(14,022)	-	1	7,715	2
Total	$43,238	$483,413	$(492,448)	$(1)	$4	$34,206	$270

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-91.78%
Bahrain-0.06%
Ahli United Bank BSC	2,486	$1,522
Brazil-6.47%
Aliansce Sonae Shopping Centers S.A.(a)	57	304
Alpargatas S.A., Preference Shares	84	508
Ambev S.A.	1,933	5,161
Atacadao S.A.	123	530
Azul S.A., Preference Shares(a)	87	339
B2W Cia Digital(a)	88	2,017
B2W Cia Digital, Rts., expiring August 25, 2020(a)	5	7
B3 S.A. - Brasil, Bolsa, Balcao	881	10,736
Banco Bradesco S.A.	507	2,019
Banco Bradesco S.A., Preference Shares	1,864	8,035
Banco BTG Pactual S.A.	108	1,793
Banco do Brasil S.A.	390	2,516
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	94	257
Banco Santander Brasil S.A.	171	982
BB Seguridade Participacoes S.A.	300	1,604
BR Malls Participacoes S.A.	353	671
Bradespar S.A., Preference Shares	96	794
Braskem S.A., Class A, Preference Shares	99	434
BRF S.A.(a)	248	986
CCR S.A.	486	1,397
Centrais Eletricas Brasileiras S.A.	215	1,526
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	104	768
Cia Brasileira de Distribuicao	70	955
Cia de Locacao das Americas	97	356
Cia de Saneamento Basico do Estado de Sao Paulo	152	1,777
Cia de Saneamento do Parana	90	530
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	87	377
Cia Energetica de Minas Gerais, Preference Shares	414	954
Cia Energetica de Sao Paulo, Class B, Preference Shares	85	523
Cia Paranaense de Energia, Class B, Preference Shares	46	587
Cia Siderurgica Nacional S.A.	289	680
Cielo S.A.	507	523
Cogna Educacao	629	1,000
Cosan Logistica S.A.(a)	157	610
Cosan S.A.	72	1,250
CPFL Energia S.A.	87	525
CVC Brasil Operadora e Agencia de Viagens S.A.	61	244
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	114	600
Duratex S.A.	121	374
EDP - Energias do Brasil S.A.	131	467
Embraer S.A.(a)	347	507
Energisa S.A.	83	784
Eneva S.A.(a)	33	319
ENGIE Brasil Energia S.A.	76	674
Equatorial Energia S.A.	382	1,873
Fleury S.A.	78	384
Gerdau S.A., Preference Shares	446	1,495
Gol Linhas Aereas Inteligentes S.A., Preference Shares(a)	144	495
Grendene S.A.	111	162
Hapvida Participacoes e Investimentos S.A.(b)	69	863
Hypera S.A.	177	1,228
IRB Brasil Resseguros S.A.	365	559
	Shares	Value
Brazil-(continued)
Itau Unibanco Holding S.A.	228	$1,091
Itau Unibanco Holding S.A., Preference Shares	2,099	10,842
Itausa S.A., Preference Shares	1,943	3,982
Klabin S.A.	253	1,004
Localiza Rent a Car S.A.	253	2,475
Lojas Americanas S.A.	102	603
Lojas Americanas S.A., Preference Shares	335	2,194
Lojas Renner S.A.	352	2,781
M Dias Branco S.A.	36	270
Magazine Luiza S.A.	282	4,372
Multiplan Empreendimentos Imobiliarios S.A.	107	435
Natura & Co. Holding S.A.	274	2,476
Neoenergia S.A.	100	406
Notre Dame Intermedica Participacoes S.A.	199	2,552
Odontoprev S.A.	123	327
Petrobras Distribuidora S.A.	305	1,330
Petroleo Brasileiro S.A.	1,653	7,208
Petroleo Brasileiro S.A., Preference Shares	1,993	8,499
Porto Seguro S.A.	42	436
Qualicorp Consultoria e Corretora de Seguros S.A.	106	570
Raia Drogasil S.A.	101	2,408
Rumo S.A.(a)	496	2,117
Sao Martinho S.A.	83	341
Sul America S.A.	101	984
Suzano S.A.(a)	356	2,872
Telefonica Brasil S.A., Preference Shares	185	1,871
TIM Participacoes S.A.	374	1,132
TOTVS S.A.	207	1,027
Transmissora Alianca de Energia Eletrica S.A.	97	540
Ultrapar Participacoes S.A.	376	1,368
Usinas Siderurgicas de Minas Gerais S.A., Class A, Preference Shares	220	344
Vale S.A.	1,526	17,796
Via Varejo S.A.(a)	204	765
WEG S.A.	327	4,231
YDUQS Participacoes S.A., Class A	120	781
		157,489
Chile-0.76%
AES Gener S.A.	1,560	268
Aguas Andinas S.A., Class A	1,438	506
Banco de Chile	21,146	2,030
Banco de Credito e Inversiones S.A.	19	678
Banco Santander Chile	28,461	1,239
Cencosud S.A.	651	1,134
Cencosud Shopping S.A.	217	403
Cia Cervecerias Unidas S.A.	68	528
Colbun S.A.	3,664	663
Embotelladora Andina S.A., Class B, Preference Shares	100	251
Empresa Nacional de Telecomunicaciones S.A.	63	449
Empresas CMPC S.A.	528	1,170
Empresas COPEC S.A.	220	1,796
Enel Americas S.A.	16,721	2,595
Enel Chile S.A.	12,352	1,061
Engie Energia Chile S.A.	261	374
Falabella S.A.	340	1,213
Latam Airlines Group S.A.(a)	145	249
Parque Arauco S.A.	261	447
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Chile-(continued)
Plaza S.A.	123	$219
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	44	1,340
		18,613
China-44.74%
3SBio, Inc.(a)(b)(c)	545	662
51job, Inc., ADR(a)	12	815
58.com, Inc., ADR(a)	47	2,602
AECC Aero-Engine Control Co. Ltd.	400	1,048
Agile Group Holdings Ltd.	623	790
Agricultural Bank of China Ltd., A Shares	5,800	2,684
Agricultural Bank of China Ltd., H Shares	13,702	4,862
Air China Ltd., H Shares	760	472
Alibaba Group Holding Ltd., ADR(a)	780	195,796
Alibaba Health Information Technology Ltd.(a)	1,705	4,708
A-Living Services Co. Ltd., U Shares(b)	148	835
Anhui Conch Cement Co. Ltd., A Shares	100	880
Anhui Conch Cement Co. Ltd., H Shares	527	3,981
Anhui Gujing Distillery Co. Ltd., B Shares	100	1,103
ANTA Sports Products Ltd.	533	5,055
Autohome, Inc., ADR	23	2,016
AviChina Industry & Technology Co. Ltd., H Shares(c)	1,085	645
BAIC Motor Corp. Ltd., H Shares(b)	943	460
Baidu, Inc., ADR(a)	122	14,567
Bank of China Ltd., A Shares	6,300	3,006
Bank of China Ltd., H Shares	33,923	11,380
Bank of Communications Co. Ltd., A Shares	1,100	750
Bank of Communications Co. Ltd., H Shares	3,243	1,799
Bank of Shanghai Co. Ltd., A Shares	700	830
Beijing Capital International Airport Co. Ltd., H Shares	797	525
Beijing Enterprises Holdings Ltd.	229	801
Beijing Enterprises Water Group Ltd.(a)	2,423	1,029
Beijing Lanxum Technology Co. Ltd., A Shares(a)	400	1,297
Bilibili, Inc., ADR(a)(c)	25	1,090
Brilliance China Automotive Holdings Ltd.	1,230	1,259
BYD Co. Ltd., H Shares(c)	308	2,943
BYD Electronic International Co. Ltd.	344	1,205
CCS Supply Chain Management Co. Ltd., A Shares	2,500	2,472
Central China Securities Co. Ltd., A Shares	3,500	2,863
CGN Power Co. Ltd., H Shares(b)	4,976	1,047
Changsha Jingjia Microelectronics Co. Ltd., A Shares	100	1,085
China Aoyuan Group Ltd.	549	691
China Biologic Products Holdings, Inc.(a)	12	1,276
China Cinda Asset Management Co. Ltd., H Shares	3,904	735
China CITIC Bank Corp. Ltd., H Shares	4,151	1,810
China Communications Construction Co. Ltd., H Shares	1,974	1,149
China Communications Services Corp. Ltd., H Shares	1,111	720
China Conch Venture Holdings Ltd.	724	3,111
China Construction Bank Corp., H Shares	41,610	30,495
China East Education Holdings Ltd.(b)	183	430
China Everbright Bank Co. Ltd., H Shares	1,382	519
China Everbright International Ltd.	1,606	993
China Everbright Ltd.	372	595
China Evergrande Group(c)	958	2,689
China Feihe Ltd.(b)	1,746	3,357
China Galaxy Securities Co. Ltd., H Shares	1,645	983
China Gas Holdings Ltd.	1,125	3,382
China Hongqiao Group Ltd.	1,145	657
	Shares	Value
China-(continued)
China Huarong Asset Management Co. Ltd., H Shares(b)	4,857	$551
China International Capital Corp. Ltd., H Shares(a)(b)(c)	491	1,159
China Jinmao Holdings Group Ltd.	2,599	1,767
China Lesso Group Holdings Ltd.	414	799
China Life Insurance Co. Ltd.	1,193	827
China Life Insurance Co. Ltd., H Shares	3,317	7,644
China Literature Ltd.(a)(b)	101	664
China Longyuan Power Group Corp. Ltd., H Shares	1,505	1,078
China Medical System Holdings Ltd.	551	668
China Merchants Bank Co. Ltd., A Shares	1,700	8,476
China Merchants Bank Co. Ltd., H Shares	1,687	7,869
China Merchants Port Holdings Co. Ltd.	578	662
China Merchants Securities Co. Ltd., H Shares(a)(b)	407	498
China Merchants Securities Co. Ltd., Rts., expiring August 11, 2020(a)	122	18
China Minsheng Banking Corp. Ltd., A Shares	1,000	794
China Minsheng Banking Corp. Ltd., H Shares	2,841	1,789
China Mobile Ltd.	2,320	15,895
China Molybdenum Co. Ltd., H Shares(c)	1,753	710
China National Building Material Co. Ltd., H Shares	1,722	2,671
China Oilfield Services Ltd., H Shares	807	628
China Overseas Land & Investment Ltd.	1,709	5,204
China Pacific Insurance (Group) Co. Ltd., A Shares	200	846
China Pacific Insurance (Group) Co. Ltd., H Shares	1,150	3,331
China Petroleum & Chemical Corp., A Shares	8,200	4,699
China Petroleum & Chemical Corp., H Shares	11,372	4,872
China Power International Development Ltd.	2,059	385
China Railway Construction Corp. Ltd., H Shares	841	672
China Railway Group Ltd., H Shares	1,705	862
China Resources Beer Holdings Co. Ltd.	701	4,875
China Resources Cement Holdings Ltd.	976	1,335
China Resources Gas Group Ltd.	357	1,760
China Resources Land Ltd.	1,227	5,114
China Resources Pharmaceutical Group Ltd.(b)	715	406
China Resources Power Holdings Co. Ltd.	838	1,068
China Shenhua Energy Co. Ltd., H Shares	1,515	2,526
China State Construction Engineering Corp. Ltd., A Shares	1,100	793
China State Construction International Holdings Ltd.	790	467
China Taiping Insurance Holdings Co. Ltd.	647	1,147
China Telecom Corp. Ltd., H Shares	6,187	1,844
China Tourism Group Duty Free Corp. Ltd., A Shares	100	3,482
China Tower Corp. Ltd., H Shares(b)	20,799	3,784
China Traditional Chinese Medicine Holdings Co. Ltd.	1,088	556
China TransInfo Technology Co. Ltd., A Shares	200	672
China Unicom Hong Kong Ltd.	2,636	1,469
China United Network Communications Ltd., A Shares	14,700	10,699
China Vanke Co. Ltd., A Shares	200	769
China Vanke Co. Ltd., H Shares	803	2,528
China Yangtze Power Co. Ltd., A Shares	3,000	7,896
China Zhonghua Geotechnical Engineering Group Co. Ltd., A Shares	4,000	2,017
Chongqing Rural Commercial Bank Co. Ltd., H Shares	1,042	422
CIFI Holdings Group Co. Ltd.	1,501	1,348
CITIC Ltd.	2,188	2,052
CITIC Securities Co. Ltd., A Shares	200	859
CITIC Securities Co. Ltd., H Shares	1,016	2,365
CNOOC Ltd.	7,079	7,490

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
COSCO SHIPPING Ports Ltd.	780	$407
Country Garden Holdings Co. Ltd.	3,279	4,210
Country Garden Services Holdings Co. Ltd.	554	3,342
CRRC Corp. Ltd., H Shares	1,794	780
CSC Financial Co. Ltd., H Shares(b)	390	585
CSG Holding Co. Ltd., B Shares	3,100	936
CSPC Pharmaceutical Group Ltd.	1,946	4,083
Da An Gene Co. Ltd. of Sun Yat-sen University	200	1,242
Dali Foods Group Co. Ltd.(b)	916	559
Dalian Huarui Heavy Industry Group Co. Ltd., A Shares	1,200	796
Dongfeng Motor Group Co. Ltd., H Shares	1,273	912
East Money Information Co. Ltd., A Shares	480	1,834
ENN Energy Holdings Ltd.	337	4,083
Eternal Asia Supply Chain Management Ltd.	1,000	827
Far East Horizon Ltd.	938	772
Foshan Haitian Flavouring & Food Co. Ltd.	120	2,580
Fosun International Ltd.	1,000	1,139
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	214	598
GCL System Integration Technology Co. Ltd.(a)	600	264
GDS Holdings Ltd., ADR(a)(c)	21	1,686
Geely Automobile Holdings Ltd.	2,210	4,648
Genscript Biotech Corp.(a)	384	832
GF Securities Co. Ltd., H Shares	689	826
GOME Retail Holdings Ltd.(a)	4,903	709
Great Wall Motor Co. Ltd., H Shares(c)	1,382	1,350
Gree Electric Appliances, Inc. of Zhuhai, A Shares	100	815
Greentown China Holdings Ltd.	339	395
GSX Techedu, Inc., ADR(a)(c)	39	3,476
Guangdong Investment Ltd.	1,301	2,102
Guangdong Marubi Biotechnology Co. Ltd., A Shares	100	1,103
Guangzhou Automobile Group Co. Ltd., H Shares	1,381	1,320
Guangzhou R&F Properties Co. Ltd., H Shares	502	578
Guangzhou Yuexiu Financial Holdings Group Co. Ltd.	800	2,601
Guotai Junan Securities Co. Ltd., H Shares(b)	341	564
Haidilao International Holding Ltd.(b)	159	731
Haier Electronics Group Co. Ltd.(d)	546	2,081
Haitian International Holdings Ltd.	256	589
Haitong Securities Co. Ltd., A Shares(a)	400	808
Haitong Securities Co. Ltd., H Shares(a)	1,520	1,412
Hangzhou Century Co. Ltd., A Shares	800	1,489
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares	200	1,060
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	418	1,807
Henan Senyuan Electric Co. Ltd., A Shares(a)	1,300	1,054
Hengan International Group Co. Ltd.	316	2,652
Hongta Securities Co. Ltd., A Shares	300	920
Huaan Securities Co. Ltd., A Shares	1,200	1,391
Huaneng Power International, Inc., H Shares	1,885	805
Huatai Securities Co. Ltd., H Shares(b)	766	1,384
Huazhu Group Ltd., ADR	74	2,540
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	500	411
Industrial & Commercial Bank of China Ltd., A Shares	1,300	924
Industrial & Commercial Bank of China Ltd., H Shares	34,411	20,335
Industrial Bank Co. Ltd., A Shares	600	1,346
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	200	1,050
Innovent Biologics, Inc.(a)(b)	523	3,205
iQIYI, Inc., ADR(a)	102	2,152
JD.com, Inc., ADR(a)	349	22,263
	Shares	Value
China-(continued)
Jiangsu Expressway Co. Ltd., H Shares	545	$584
Jiangsu Hengrui Medicine Co. Ltd., A Shares	120	1,623
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	100	1,935
Jiangsu Zhongtian Technology Co. Ltd., A Shares	200	334
Jiangxi Copper Co. Ltd., H Shares	530	631
Jiayuan International Group Ltd.	8,585	4,043
Jinxin Fertility Group Ltd.(b)	422	589
Joyoung Co. Ltd.	100	560
JOYY, Inc., ADR(a)	25	1,996
Juewei Food Co. Ltd., A Shares	100	1,228
Kingboard Holdings Ltd.	315	921
KingClean Electric Co. Ltd.	600	2,300
Kingdee International Software Group Co. Ltd.(a)	986	2,723
Kingsoft Corp. Ltd.(c)	385	1,960
Kunlun Energy Co. Ltd.	1,267	1,059
Kunwu Jiuding Investment Holdings Co. Ltd.(a)	600	2,547
KWG Group Holdings Ltd.	558	994
Lee & Man Paper Manufacturing Ltd.	641	395
Li Ning Co. Ltd.	799	2,572
LianChuang Electronic Technology Co. Ltd., A Shares	600	1,008
Logan Group Co. Ltd.	452	783
Longfor Group Holdings Ltd.(b)	725	3,583
Luxshare Precision Industry Co. Ltd., A Shares	869	7,295
Luye Pharma Group Ltd.(b)	684	432
Luzhou Laojiao Co. Ltd.	100	1,690
Mango Excellent Media Co. Ltd., A Shares(a)	500	4,877
Meituan Dianping, B Shares(a)	1,525	37,760
Momo, Inc., ADR	49	905
Muyuan Foodstuff Co. Ltd.	170	2,228
NetEase, Inc., ADR	32	14,669
New China Life Insurance Co. Ltd., A Shares	100	757
New China Life Insurance Co. Ltd., H Shares	389	1,521
New Hope Liuhe Co. Ltd., A Shares	200	932
New Oriental Education & Technology Group, Inc., ADR(a)	60	8,412
NIO, Inc., ADR(a)(c)	339	4,048
Peoples Insurance Co. Group of China Ltd. (The), H Shares	3,656	1,189
PetroChina Co. Ltd., H Shares	9,275	3,219
PICC Property & Casualty Co. Ltd., H Shares	2,999	2,368
Pinduoduo, Inc., ADR(a)	98	8,996
Ping An Bank Co. Ltd., A Shares	700	1,338
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	160	2,733
Ping An Insurance (Group) Co. of China Ltd., A Shares	200	2,175
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,439	25,837
Poly Developments and Holdings Group Co. Ltd., A Shares	600	1,341
Postal Savings Bank of China Co. Ltd., H Shares(b)	4,176	2,301
Qingdao Hanhe Cable Co. Ltd., A Shares	1,600	1,178
Rongan Property Co. Ltd., A Shares	5,900	2,198
SAIC Motor Corp. Ltd., A Shares	200	521
Sany Heavy Industry Co. Ltd., A Shares	400	1,210
Seazen Group Ltd.(a)	871	826
SF Holding Co. Ltd., A Shares	100	1,016
Shandong Gold Mining Co. Ltd., H Shares(b)	217	679
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,021	2,595
Shanghai Bairun Investment Holding Group Co. Ltd.	300	2,338

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Shanghai Electric Group Co. Ltd., H Shares(a)	1,259	$388
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	300	2,625
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	242	1,144
Shanghai International Airport Co. Ltd., A Shares	100	973
Shanghai Jahwa United Co. Ltd., A Shares	100	667
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	358	636
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,000	1,484
Shengyi Technology Co. Ltd., A Shares	100	412
Shenzhen Agricultural Products Group Co. Ltd., A Shares	1,900	2,292
Shenzhen Aisidi Co. Ltd., A Shares	900	1,291
Shenzhen Everwin Precision Technology Co. Ltd., A Shares	100	339
Shenzhen Huaqiang Industry Co. Ltd., A Shares	400	927
Shenzhen International Holdings Ltd.	401	654
Shenzhen Investment Ltd.	1,544	484
Shenzhen Kaifa Technology Co. Ltd., A Shares	100	362
Shenzhen MTC Co. Ltd., A Shares(a)	1,800	1,896
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	2,100	1,544
Shenzhen Tellus Holding Co. Ltd., A Shares	100	300
Shenzhou International Group Holdings Ltd.	320	3,819
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares(a)	500	677
Shimao Group Holdings Ltd.	594	2,518
Sichuan Swellfun Co. Ltd.	200	1,825
Sieyuan Electric Co. Ltd., A Shares	600	2,433
SINA Corp.(a)	31	1,251
Sino Biopharmaceutical Ltd.	4,261	5,553
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	1,558	348
Sinopharm Group Co. Ltd., H Shares	558	1,329
Sinotruk Hong Kong Ltd.	295	919
Sou Yu Te Group Co. Ltd.(a)	3,300	1,371
Sunac China Holdings Ltd.	1,090	5,133
Sunny Optical Technology Group Co. Ltd.	291	5,478
Taiji Computer Corp. Ltd., A Shares	139	650
TAL Education Group, ADR(a)	148	11,569
Tencent Holdings Ltd.	2,537	174,803
Tencent Music Entertainment Group, ADR(a)	53	855
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares	100	349
Times China Holdings Ltd.	300	531
Tongcheng-Elong Holdings Ltd.(a)(b)	367	673
TravelSky Technology Ltd., H Shares	416	800
Trip.com Group Ltd., ADR(a)	204	5,549
Tsingtao Brewery Co. Ltd., H Shares	168	1,496
Vipshop Holdings Ltd., ADR(a)	181	4,121
Wanhua Chemical Group Co. Ltd., A Shares	100	968
Weibo Corp., ADR(a)	25	864
Weichai Power Co. Ltd., H Shares	866	1,868
Wuliangye Yibin Co. Ltd., A Shares	100	3,116
WuXi AppTec Co. Ltd., H Shares(b)(c)	91	1,370
Wuxi Biologics Cayman, Inc.(a)(b)	331	6,816
Xiaomi Corp., B Shares(a)(b)	4,791	9,161
Yangzijiang Shipbuilding Holdings Ltd.	1,116	745
Yanlord Land Group Ltd.	381	339
Yanzhou Coal Mining Co. Ltd., H Shares	870	679
Yihai International Holding Ltd.(a)	210	2,573
	Shares	Value
China-(continued)
Yonyou Network Technology Co. Ltd., A Shares	130	$876
Yuexiu Property Co. Ltd.	2,774	508
Yunnan Baiyao Group Co. Ltd., A Shares	100	1,570
Zhaojin Mining Industry Co. Ltd., H Shares	462	576
Zhefu Holding Group Co. Ltd., A Shares(a)	600	482
Zhejiang Expressway Co. Ltd., H Shares	639	475
Zhejiang Kaishan Compressor Co. Ltd., A Shares(a)	600	1,473
Zhejiang Weiming Environment Protection Co. Ltd., A Shares	130	402
Zhengqi Financial Holding Corp., Rts., TBA(a)(d)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	150	899
Zhongsheng Group Holdings Ltd.	275	1,698
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	225	790
Zijin Mining Group Co. Ltd., H Shares(c)	2,557	1,587
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares(a)	586	603
ZTE Corp., A Shares(a)	100	561
ZTE Corp., H Shares	337	996
ZTO Express Cayman, Inc., ADR	179	6,632
		1,089,145
Colombia-0.29%
Bancolombia S.A.	117	841
Bancolombia S.A., Preference Shares	191	1,357
Cementos Argos S.A.	241	237
Corp Financiera Colombiana S.A.(a)	48	321
Ecopetrol S.A.	2,129	1,188
Grupo Argos S.A.	155	424
Grupo Aval Acciones y Valores S.A., Preference Shares	1,503	351
Grupo de Inversiones Suramericana S.A.	120	624
Grupo de Inversiones Suramericana S.A., Preference Shares	40	175
Grupo Energia Bogota S.A. ESP	839	515
Interconexion Electrica S.A. ESP	202	1,040
		7,073
Czech Republic-0.12%
CEZ A.S.	72	1,447
Komercni banka A.S.(a)	31	718
Moneta Money Bank A.S.(b)	261	597
O2 Czech Republic A.S.	25	241
		3,003
Egypt-0.12%
Commercial International Bank Egypt S.A.E.	590	2,327
Eastern Co. S.A.E.	435	321
Egypt Kuwait Holding Co. S.A.E.	345	361
		3,009
Greece-0.20%
Alpha Bank A.E.(a)	354	218
Eurobank Ergasias Services and Holdings S.A.(a)	563	237
FF Group(a)(d)	21	0
Hellenic Petroleum S.A.	34	210
Hellenic Telecommunications Organization S.A.	102	1,508
JUMBO S.A.	50	982
Motor Oil Hellas Corinth Refineries S.A.	29	392
Mytilineos S.A.	49	454
OPAP S.A.	84	758
		4,759

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Hong Kong-0.09%
Alibaba Pictures Group Ltd.(a)	5,836	$813
Kingboard Laminates Holdings Ltd.	460	517
Nine Dragons Paper Holdings Ltd.	701	734
		2,064
Hungary-0.27%
Gedeon Richter PLC	62	1,442
Magyar Telekom Telecommunications PLC	228	288
MOL Hungarian Oil & Gas PLC(a)	186	1,096
OTP Bank Nyrt(a)	103	3,674
		6,500
India-4.59%
Axis Bank Ltd., GDR(a)(b)	287	8,280
Dr. Reddy’s Laboratories Ltd., ADR	168	10,214
GAIL (India) Ltd., GDR(b)	669	5,138
Infosys Ltd., ADR	1,192	15,317
Larsen & Toubro Ltd., GDR(b)(c)	627	7,737
Mahindra & Mahindra Ltd., GDR(b)	1,633	13,064
Reliance Industries Ltd., GDR(b)	456	25,126
State Bank of India, GDR(a)(b)	179	4,493
Tata Motors Ltd., ADR(a)(c)	477	3,253
Tata Steel Ltd., GDR(b)	962	4,608
Vedanta Ltd., ADR	1,030	6,201
Wipro Ltd., ADR	1,914	8,268
		111,699
Indonesia-1.57%
PT Adaro Energy Tbk	5,637	419
PT Astra International Tbk	9,363	3,303
PT Bank Central Asia Tbk	4,191	8,956
PT Bank Mandiri (Persero) Tbk	7,679	3,051
PT Bank Negara Indonesia (Persero) Tbk	3,372	1,062
PT Bank Rakyat Indonesia (Persero) Tbk	22,577	4,887
PT Barito Pacific Tbk(a)	8,646	563
PT Bukit Asam Tbk	1,940	270
PT Charoen Pokphand Indonesia Tbk(a)	3,187	1,359
PT Gudang Garam Tbk(a)	228	780
PT Hanjaya Mandala Sampoerna Tbk	4,190	489
PT Indah Kiat Pulp & Paper Corp. Tbk(a)	1,176	628
PT Indocement Tunggal Prakarsa Tbk(a)	587	498
PT Indofood CBP Sukses Makmur Tbk	1,116	703
PT Indofood Sukses Makmur Tbk	2,085	921
PT Jasa Marga (Persero) Tbk	962	259
PT Kalbe Farma Tbk	8,203	879
PT Media Nusantara Citra Tbk(a)	2,860	161
PT Perusahaan Gas Negara Tbk	4,724	409
PT Semen Indonesia (Persero) Tbk	1,307	826
PT Surya Citra Media Tbk	3,314	292
PT Telekomunikasi Indonesia (Persero) Tbk	19,905	4,158
PT Tower Bersama Infrastructure Tbk	4,249	375
PT Unilever Indonesia Tbk	2,595	1,493
PT United Tractors Tbk	674	986
PT Vale Indonesia Tbk(a)	1,163	272
PT XL Axiata Tbk	1,270	217
		38,216
Kuwait-0.65%
Agility Public Warehousing Co. KSC	468	981
Boubyan Bank KSCP	399	694
Boubyan Petrochemicals Co. KSCP	169	298
Burgan Bank SAK	309	182
Gulf Bank KSCP	772	480
Humansoft Holding Co. KSC(a)	43	384
	Shares	Value
Kuwait-(continued)
Kuwait Finance House KSCP	1,754	$3,320
Mabanee Co. S.A.K.	234	463
Mobile Telecommunications Co. KSC	933	1,681
National Bank of Kuwait SAKP	2,840	7,338
		15,821
Malaysia-2.31%
AirAsia Group Bhd.(a)	790	119
Alliance Bank Malaysia Bhd.	488	246
AMMB Holdings Bhd.	788	539
Astro Malaysia Holdings Bhd.	775	145
Axiata Group Bhd.	2,017	1,522
British American Tobacco Malaysia Bhd.	74	187
CIMB Group Holdings Bhd.	3,147	2,665
Dialog Group Bhd.	2,193	1,960
DiGi.Com Bhd.	1,584	1,588
FGV Holdings Bhd.	1,077	305
Fraser & Neave Holdings Bhd.	52	399
Gamuda Bhd.	895	752
Genting Bhd.	981	886
Genting Malaysia Bhd.	1,176	632
HAP Seng Consolidated Bhd.	264	557
Hartalega Holdings Bhd.	589	2,817
Hong Leong Bank Bhd.	261	923
Hong Leong Financial Group Bhd.	120	380
IHH Healthcare Bhd.	1,300	1,656
IJM Corp. Bhd.	1,476	557
IOI Corp. Bhd.	1,356	1,465
IOI Properties Group Bhd.	1,083	236
Kuala Lumpur Kepong Bhd.	230	1,269
Malayan Banking Bhd.	2,559	4,629
Malaysia Airports Holdings Bhd.	360	448
Maxis Bhd.	1,130	1,413
MISC Bhd.	694	1,291
Nestle Malaysia Bhd.	29	971
Petronas Chemicals Group Bhd.	1,302	1,898
Petronas Dagangan Bhd.	120	609
Petronas Gas Bhd.	210	832
PPB Group Bhd.	283	1,315
Press Metal Aluminium Holdings Bhd.	797	910
Public Bank Bhd.	1,334	5,349
QL Resources Bhd.	366	843
RHB Bank Bhd.	776	919
Sime Darby Bhd.	1,679	863
Sime Darby Plantation Bhd.	1,445	1,776
Sime Darby Property Bhd.	1,849	273
Telekom Malaysia Bhd.	417	393
Tenaga Nasional Bhd.	1,762	4,754
Top Glove Corp. Bhd.	656	4,004
Westports Holdings Bhd.	555	514
YTL Corp. Bhd.	2,413	444
		56,253
Mexico-1.99%
Alfa S.A.B. de C.V., Class A	1,456	790
Alsea S.A.B. de C.V.(a)	195	190
America Movil S.A.B. de C.V., Series L	12,103	7,630
Arca Continental S.A.B. de C.V.	183	905
Banco del Bajio S.A.(a)(b)	234	181
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	240	154
Becle S.A.B. de C.V.(c)	288	579
Cemex S.A.B. de C.V., Series CPO(e)	6,878	2,114

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Mexico-(continued)
Coca-Cola FEMSA S.A.B. de C.V., Series L	215	$891
El Puerto de Liverpool S.A.B. de C.V., Series C1	104	256
Fibra Uno Administracion S.A. de C.V.	1,353	1,094
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	906	5,575
GMexico Transportes S.A.B. de C.V.(b)	224	262
Gruma S.A.B. de C.V., Class B	98	1,153
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)	154	636
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	156	1,038
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	58	578
Grupo Bimbo S.A.B. de C.V., Series A	1,021	1,844
Grupo Carso S.A.B. de C.V., Series A1	222	440
Grupo Elektra S.A.B. de C.V.	28	1,504
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	1,301	4,684
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	1,094	788
Grupo Lala S.A.B. de C.V.	325	177
Grupo Mexico S.A.B. de C.V., Class B	1,629	4,126
Grupo Televisa S.A.B., Series CPO(a)(g)	1,014	1,138
Industrias Penoles S.A.B. de C.V.	58	868
Infraestructura Energetica Nova S.A.B. de C.V.	246	734
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	329	540
Megacable Holdings S.A.B. de C.V., Series CPO(h)	104	310
Orbia Advance Corp. S.A.B. de C.V.	483	767
Promotora y Operadora de Infraestructura S.A.B de C.V.(a)	78	574
Regional S.A.B. de C.V.(a)	81	210
Telesites S.A.B. de C.V.(a)	676	507
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,214	5,211
		48,448
Pakistan-0.02%
Fauji Fertilizer Co. Ltd.	372	247
Pakistan Petroleum Ltd.	413	246
		493
Peru-0.05%
Cia de Minas Buenaventura S.A.A., ADR	97	1,150
Philippines-0.93%
Aboitiz Power Corp.	816	426
Alliance Global Group, Inc.(a)	2,129	247
Ayala Corp.	106	1,567
Ayala Land, Inc.	3,229	2,188
Bank of the Philippine Islands	839	1,164
BDO Unibank, Inc.	896	1,604
Bloomberry Resorts Corp.	1,322	170
Energy Development Corp.(a)(d)	1,155	0
Globe Telecom, Inc.	10	420
GT Capital Holdings, Inc.	51	456
International Container Terminal Services, Inc.	375	736
JG Summit Holdings, Inc.	1,319	1,676
Jollibee Foods Corp.	187	514
LT Group, Inc.	1,106	169
Manila Electric Co.	101	545
Megaworld Corp.(a)	5,931	362
Metro Pacific Investments Corp.	7,448	473
Metropolitan Bank & Trust Co.	830	578
PLDT, Inc.	49	1,336
San Miguel Corp.	185	373
San Miguel Food and Beverage, Inc.	339	445
Semirara Mining & Power Corp.	683	138
	Shares	Value
Philippines-(continued)
SM Investments Corp.	208	$3,767
SM Prime Holdings, Inc.	4,067	2,483
Universal Robina Corp.	325	809
		22,646
Qatar-1.01%
Barwa Real Estate Co.	848	737
Commercial Bank P.S.Q.C. (The)	882	1,001
Doha Bank Q.P.S.C.(a)	676	440
Industries Qatar Q.S.C.	889	1,909
Masraf Al Rayan Q.S.C.	1,635	1,768
Mesaieed Petrochemical Holding Co. Q.P.S.C.	1,928	1,104
Ooredoo Q.P.S.C.	368	677
Qatar Aluminum Manufacturing Co.	1,217	282
Qatar Electricity & Water Co. Q.S.C.	224	1,040
Qatar Fuel Co. Q.P.S.C.	217	960
Qatar Gas Transport Co. Ltd.	1,208	929
Qatar Insurance Co. (S.A.Q.)	712	393
Qatar International Islamic Bank Q.S.C.	330	744
Qatar Islamic Bank (S.A.Q)	515	2,277
Qatar National Bank Q.P.S.C.	1,975	9,764
United Development Co. Q.S.C.	772	248
Vodafone Qatar Q.S.C.	733	253
		24,526
Romania-0.03%
NEPI Rockcastle PLC	158	826
Russia-3.15%
Aeroflot PJSC(a)	334	371
Alrosa PJSC	1,079	993
Bashneft PJSC, Preference Shares	10	182
Gazprom PJSC	3,764	9,232
Inter RAO UES PJSC	14,756	1,148
LUKOIL PJSC	181	12,397
Magnit PJSC	31	1,904
Magnitogorsk Iron & Steel Works PJSC	630	339
MMC Norilsk Nickel PJSC	23	6,089
Mobile TeleSystems PJSC	398	1,748
Moscow Exchange MICEX-RTS PJSC	608	1,090
Novatek PJSC, GDR	462	6,798
Novolipetsk Steel PJSC	432	847
PhosAgro PJSC	17	616
Polyus PJSC	11	2,514
Rosneft Oil Co. PJSC	532	2,556
Rostelecom PJSC	420	509
RusHydro PJSC(a)	55,600	569
RussNeft PJSC(a)	23	152
Sberbank of Russia PJSC	4,495	13,394
Severstal PAO	78	955
Sistema PJSFC	1,400	373
Surgutneftegas PJSC	2,870	1,437
Surgutneftegas PJSC, Preference Shares	3,503	1,766
Tatneft PJSC	687	5,099
Tatneft PJSC, Preference Shares	70	507
Transneft PJSC, Preference Shares(a)	1	1,815
Unipro PJSC	5,000	191
VTB Bank PJSC(a)	2,232,852	1,159
		76,750
South Africa-4.09%
Absa Group Ltd.	332	1,546
African Rainbow Minerals Ltd.	53	604
Anglo American Platinum Ltd.	26	1,991

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
South Africa-(continued)
Aspen Pharmacare Holdings Ltd.(a)	163	$1,268
AVI Ltd.	91	377
Barloworld Ltd.	101	393
Bid Corp. Ltd.	152	2,506
Bidvest Group Ltd. (The)	153	1,185
Capitec Bank Holdings Ltd.	24	1,246
Clicks Group Ltd.	112	1,501
Coronation Fund Managers Ltd.	138	318
Dis-Chem Pharmacies Ltd.(b)	206	209
Discovery Ltd.	173	1,126
Distell Group Holdings Ltd.	41	163
Exxaro Resources Ltd.	120	947
FirstRand Ltd.	2,094	4,774
Fortress REIT Ltd., Class A	546	392
Foschini Group Ltd. (The)	96	393
Gold Fields Ltd.	364	4,757
Growthpoint Properties Ltd.	1,293	1,009
Harmony Gold Mining Co. Ltd.(a)	218	1,408
Hyprop Investments Ltd.	133	155
Impala Platinum Holdings Ltd.	326	2,888
Investec Ltd.	115	224
Kumba Iron Ore Ltd.	27	872
Liberty Holdings Ltd.	62	250
Life Healthcare Group Holdings Ltd.	669	682
Momentum Metropolitan Holdings	371	360
Motus Holdings Ltd.(a)	84	140
Mr Price Group Ltd.	88	655
MTN Group Ltd.	693	2,407
MultiChoice Group(a)	189	1,172
Naspers Ltd., Class N	190	35,117
Nedbank Group Ltd.	183	1,128
Netcare Ltd.	704	562
Northam Platinum Ltd.(a)	154	1,212
Old Mutual Ltd.	2,019	1,360
Pepkor Holdings Ltd.(b)	362	214
Pick n Pay Stores Ltd.	130	344
PSG Group Ltd.	79	716
Rand Merchant Investment Holdings Ltd.	365	682
Redefine Properties Ltd.	2,740	512
Remgro Ltd.	238	1,292
Resilient REIT Ltd.	113	291
Reunert Ltd.	85	158
RMB Holdings Ltd.	509	41
Sanlam Ltd.	710	2,535
Santam Ltd.	22	343
Sappi Ltd.(a)	269	387
Sasol Ltd.(a)	224	1,792
Shoprite Holdings Ltd.	214	1,314
Sibanye Stillwater Ltd.(a)	993	2,811
SPAR Group Ltd. (The)	82	795
Standard Bank Group Ltd.	550	3,508
Telkom S.A. SOC Ltd.	154	262
Tiger Brands Ltd.	79	818
Truworths International Ltd.	216	414
Vodacom Group Ltd.	266	2,006
Vukile Property Fund Ltd.	389	134
Woolworths Holdings Ltd.	418	779
		99,445
Taiwan-14.43%
Accton Technology Corp.	236	1,849
Acer, Inc.(a)	1,145	793
Advantech Co. Ltd.	168	1,772
	Shares	Value
Taiwan-(continued)
ASE Technology Holding Co. Ltd.	1,508	$3,892
Asia Cement Corp.	972	1,325
Asustek Computer, Inc.	316	2,335
AU Optronics Corp.(a)	2,691	918
Capital Securities Corp.	1,241	504
Catcher Technology Co. Ltd.	339	2,500
Cathay Financial Holding Co. Ltd.	3,675	4,968
Chailease Holding Co. Ltd.	565	2,363
Chang Hwa Commercial Bank Ltd.	2,917	1,892
Cheng Shin Rubber Industry Co. Ltd.	887	1,028
Chicony Electronics Co. Ltd.	219	650
China Airlines Ltd.(a)	764	208
China Development Financial Holding Corp.	6,337	1,869
China Steel Corp.	5,603	3,787
Chunghwa Telecom Co. Ltd.	1,657	6,194
Compal Electronics, Inc.	1,687	1,074
CTBC Financial Holding Co. Ltd.	7,798	5,164
Delta Electronics, Inc.	932	6,363
E.Sun Financial Holding Co. Ltd.	5,182	4,794
Eclat Textile Co. Ltd.	96	1,134
Epistar Corp.(a)	501	776
Eternal Materials Co. Ltd.	258	273
Eva Airways Corp.	1,125	417
Evergreen Marine Corp. Taiwan Ltd.(a)	1,192	448
Far Eastern International Bank	609	229
Far Eastern New Century Corp.	1,789	1,563
Far EasTone Telecommunications Co. Ltd.	684	1,473
Feng TAY Enterprise Co. Ltd.	155	929
First Financial Holding Co. Ltd.	4,173	3,362
Formosa Chemicals & Fibre Corp.	1,466	3,373
Formosa Petrochemical Corp.	619	1,722
Formosa Plastics Corp.	2,203	5,903
Formosa Taffeta Co. Ltd.	535	551
Foxconn Technology Co. Ltd.	538	995
Fubon Financial Holding Co. Ltd.	3,213	4,579
Giant Manufacturing Co. Ltd.	125	1,316
Globalwafers Co. Ltd.	102	1,468
Hon Hai Precision Industry Co. Ltd.	5,309	14,208
Hotai Motor Co. Ltd.	146	3,339
HTC Corp.	379	387
Hua Nan Financial Holdings Co. Ltd.	4,200	2,882
Inventec Corp.	1,466	1,251
Largan Precision Co. Ltd.	45	5,876
Lite-On Technology Corp.	846	1,432
MediaTek, Inc.	652	15,602
Mega Financial Holding Co. Ltd.	4,848	5,354
Nan Ya Plastics Corp.	2,550	5,319
Novatek Microelectronics Corp.	228	2,257
OBI Pharma, Inc.(a)	70	280
Oriental Union Chemical Corp.	423	223
Pegatron Corp.	910	1,917
Pou Chen Corp.	1,194	1,082
President Chain Store Corp.	254	2,428
Quanta Computer, Inc.	1,189	3,320
Realtek Semiconductor Corp.	212	2,710
Shanghai Commercial & Savings Bank Ltd. (The)	1,534	2,218
Shin Kong Financial Holding Co. Ltd.(a)	5,108	1,484
SinoPac Financial Holdings Co. Ltd.	4,887	1,777
Synnex Technology International Corp.	674	1,008
Taishin Financial Holding Co. Ltd.	4,620	2,105
Taiwan Business Bank	2,443	842
Taiwan Cement Corp.	2,232	3,429

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Taiwan-(continued)
Taiwan Cooperative Financial Holding Co. Ltd.	4,318	$3,154
Taiwan Fertilizer Co. Ltd.	387	737
Taiwan Glass Industry Corp.(a)	939	324
Taiwan High Speed Rail Corp.	882	1,003
Taiwan Mobile Co. Ltd.	732	2,624
Taiwan Secom Co. Ltd.	70	205
Taiwan Semiconductor Manufacturing Co. Ltd.	10,199	148,139
Teco Electric and Machinery Co. Ltd.	664	616
TPK Holding Co. Ltd.(a)	183	324
Transcend Information, Inc.	77	173
U-Ming Marine Transport Corp.	246	233
Unimicron Technology Corp.	528	1,159
Uni-President Enterprises Corp.	2,157	5,265
United Microelectronics Corp.	4,671	3,564
Vanguard International Semiconductor Corp.	365	1,186
Walsin Lihwa Corp.	1,145	559
Walsin Technology Corp.	207	1,240
Wan Hai Lines Ltd.	423	251
Win Semiconductors Corp.	180	1,948
Wistron Corp.	1,188	1,399
Wiwynn Corp.	38	1,017
Yageo Corp.	169	2,244
Yuanta Financial Holding Co. Ltd.	4,761	2,925
Yulon Motor Co. Ltd.(a)	502	406
Zhen Ding Technology Holding Ltd.	263	1,212
		351,390
Tanzania-0.24%
AngloGold Ashanti Ltd.	177	5,766
Thailand-2.42%
Advanced Info Service PCL, NVDR	480	2,848
Airports of Thailand PCL, NVDR	1,825	3,014
Asset World Corp. PCL, NVDR	3,300	425
B. Grimm Power PCL, NVDR	338	531
Bangkok Dusit Medical Services PCL, NVDR	3,761	2,666
Bangkok Expressway & Metro PCL, NVDR	3,756	1,066
Banpu PCL, NVDR	2,056	366
Berli Jucker PCL, NVDR	480	570
BTS Group Holdings PCL, NVDR	3,738	1,259
Bumrungrad Hospital PCL, NVDR	154	565
Central Pattana PCL, NVDR	1,031	1,595
Charoen Pokphand Foods PCL, NVDR	1,705	1,845
CP ALL PCL, NVDR(a)	2,263	4,953
Delta Electronics Thailand PCL, NVDR	214	779
Electricity Generating PCL, NVDR	126	958
Energy Absolute PCL, NVDR	784	1,188
Global Power Synergy PCL, NVDR	319	701
Gulf Energy Development PCL, NVDR	1,825	1,975
Home Product Center PCL, NVDR	2,654	1,328
Indorama Ventures PCL, NVDR	842	675
Intouch Holdings PCL, NVDR	982	1,787
IRPC PCL, NVDR	4,823	393
Kasikornbank PCL, NVDR	296	769
Krung Thai Bank PCL, NVDR	2,316	732
Krungthai Card PCL, NVDR	816	805
Land & Houses PCL, NVDR	3,106	737
Minor International PCL, NVDR(a)	1,681	981
Muangthai Capital PCL, NVDR(a)	318	510
Osotspa PCL, NVDR	574	782
PTT Exploration & Production PCL, NVDR	651	1,900
PTT Global Chemical PCL, NVDR	959	1,445
PTT PCL, NVDR	6,203	7,758
	Shares	Value
Thailand-(continued)
Ratch Group PCL, NVDR	367	$703
Siam Cement PCL (The), NVDR	362	4,435
Siam City Cement PCL, NVDR	42	203
Siam Commercial Bank PCL (The), NVDR	1,103	2,370
Siam Makro PCL, NVDR	170	221
Srisawad Corp. PCL, NVDR(a)	255	392
Thai Oil PCL, NVDR	482	649
Thai Union Group PCL, NVDR	1,329	571
TMB Bank PCL, NVDR	16,868	514
Total Access Communication PCL, NVDR	317	374
True Corp. PCL, NVDR	5,013	540
		58,878
Turkey-0.48%
Akbank T.A.S.(a)	1,098	824
Anadolu Efes Biracilik ve Malt Sanayii A.S.	81	225
Arcelik A.S.(a)	99	327
Aselsan Elektronik Sanayi Ve Ticaret A.S.	150	758
BIM Birlesik Magazalar A.S.	179	1,833
Coca-Cola Icecek A.S.	38	243
Enka Insaat ve Sanayi A.S.	315	293
Eregli Demir ve Celik Fabrikalari TAS	536	587
Ford Otomotiv Sanayi A.S.	35	416
Haci Omer Sabanci Holding A.S.	408	490
KOC Holding A.S.	368	853
Petkim Petrokimya Holding A.S.(a)	472	264
TAV Havalimanlari Holding A.S.	85	202
Tekfen Holding A.S.	88	193
Tofas Turk Otomobil Fabrikasi A.S.	71	259
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	58	686
Turk Hava Yollari AO(a)	264	404
Turkcell Iletisim Hizmetleri A.S.	421	896
Turkiye Garanti Bankasi A.S.(a)	723	727
Turkiye Is Bankasi A.S., Class C(a)	627	431
Turkiye Sise ve Cam Fabrikalari A.S.	351	290
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	435	281
Yapi ve Kredi Bankasi A.S.(a)	826	253
		11,735
United Arab Emirates-0.63%
Abu Dhabi Commercial Bank PJSC	1,179	1,611
Abu Dhabi Islamic Bank PJSC	404	407
Air Arabia PJSC	1,017	319
Aldar Properties PJSC	1,714	807
Dana Gas PJSC	1,521	298
Dubai Investments PJSC	927	288
Dubai Islamic Bank PJSC	805	826
Emaar Development PJSC(a)	356	201
Emaar Malls PJSC(a)	892	323
Emaar Properties PJSC(a)	1,274	891
Emirates Telecommunications Group Co. PJSC	774	3,506
First Abu Dhabi Bank PJSC	1,943	5,777
		15,254
United States-0.07%
JBS S.A.	418	1,730
Total Common Stocks & Other Equity Interests (Cost $2,168,246)		2,234,203

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Exchange-Traded Funds-7.68%
India-5.01%
Invesco India ETF(i)	6,034	$112,353
iShares MSCI India ETF(c)	300	9,582
		121,935
United States-2.67%
iShares MSCI Saudi Arabia ETF(c)	2,427	65,165
Total Exchange-Traded Funds (Cost $211,496)		187,100
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(i)(j) (Cost $1,296)	1,296	1,296
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.52% (Cost $2,381,038)		2,422,599
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.61%
Invesco Private Government Fund, 0.06%(i)(j)(k)	65,726	$65,726
Invesco Private Prime Fund, 0.15%(i)(j)(k)	22,214	22,218
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,944)		87,944
TOTAL INVESTMENTS IN SECURITIES-103.13% (Cost $2,468,982)		2,510,543
OTHER ASSETS LESS LIABILITIES-(3.13)%		(76,167)
NET ASSETS-100.00%		$2,434,376

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $123,294, which represented 5.06% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Invesco India ETF	$100,300	$38,414	$(29,571)	$(16,333)	$19,543	$112,353	$933
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	5,726	77,570	(82,000)	-	-	1,296	37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	55,630	356,211	(411,841)	-	-	-	175
Invesco Liquid Assets Portfolio, Institutional Class	18,251	84,158	(102,410)	(1)	2	-	67
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2020
(Unaudited)
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Invesco Private Government Fund	$-	$373,363	$(307,637)	$-	$-	$65,726	$5
Invesco Private Prime Fund	-	71,210	(48,994)	-	2	22,218	3
Total	$179,907	$1,000,926	$(982,453)	$(16,334)	$19,547	$201,593	$1,220

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$10,238,165	$-	$10,238,165
Money Market Funds	19,932	-	-	19,932
Total Investments	$19,932	$10,238,165	$-	$10,258,097
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,274,941	$-	$69	$2,275,010
Money Market Funds	646	33,560	-	34,206
Total Investments	$2,275,587	$33,560	$69	$2,309,216
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,232,122	$-	$2,081	$2,234,203
Exchange-Traded Funds	187,100	-	-	187,100
Money Market Funds	1,296	87,944	-	89,240
Total Investments	$2,420,518	$87,944	$2,081	$2,510,543
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.